UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2009

Date of reporting period:	4/30/2009

Item 1.	Schedule of Investments

Target Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 108.5%

COMMON STOCKS 38.1%

Aerospace
340	Alliant Techsystems, Inc.(a)	$27,081

Aerospace & Defense 1.4%
500	AAR Corp.(a)	7,535
500	Boeing Co. (The)	20,025
2,600	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	42,172
8,263	General Dynamics Corp.	426,949
540	Honeywell International, Inc.	16,853
7,783	Lockheed Martin Corp.	611,199
375	Moog, Inc. (Class A Stock)(a)	10,043
7,300	Northrop Grumman Corp.	352,955
300	Teledyne Technologies, Inc.(a)	9,579
3,067	United Technologies Corp.	149,792

		1,647,102

Air Freight & Couriers 0.1%
1,600	FedEx Corp.	89,536

Automobiles 0.1%
4,500	Harley-Davidson, Inc.	99,720

Automotive Components 0.1%
4,300	Johnson Controls, Inc.	81,743

Automotive Parts
200	Autoliv, Inc.	4,934
430	Copart, Inc.(a)	13,498

		18,432

Beverages 0.3%
970	Coca-Cola Co. (The)	41,759
2,200	Molson Coors Brewing Co. (Class B Stock)	84,150
4,066	PepsiCo, Inc.	202,324

		328,233

Biotechnology 0.7%
2,526	Amgen, Inc.(a)	122,435
95	Bio-Rad Laboratories, Inc. (Class A Stock)(a)	6,621
2,964	Genzyme Corp.(a)	158,070
9,900	Gilead Sciences, Inc.(a)	453,420
520	Life Technologies Corp.(a)	19,396

		759,942

Business Services 0.7%
880	FTI Consulting, Inc.(a)	48,295
1,992	ICON PLC, ADR (Ireland)(a)	31,553
4,098	MasterCard, Inc. (Class A Stock)	751,778

		831,626

Capital Markets 0.1%
4,091	Bank of New York Mellon Corp. (The)	104,239
1,400	Waddell & Reed Financial, Inc. (Class A Stock)	31,374

		135,613

Chemicals 1.2%
2,902	Air Products & Chemicals, Inc.	191,242
825	Airgas, Inc.	35,574
495	CF Industries Holdings, Inc.	35,665
2,100	Eastman Chemical Co.	83,328
1,620	Ecolab, Inc.	62,451
7,280	Huntsman Corp.	39,021
2,025	Macrovision Solutions Corp.(a)	40,945
2,639	Potash Corp. of Saskatchewan, Inc. (Canada)	228,247
3,300	PPG Industries, Inc.	145,365
5,343	Praxair, Inc.	398,641
1,225	Scotts Miracle-Gro Co. (The) (Class A Stock)	41,368
1,330	Terra Industries, Inc.	35,245
400	Valspar Corp. (The)	9,600

		1,346,692

Clothing & Apparel 0.5%
500	Coach, Inc.(a)	12,250
9,786	NIKE, Inc. (Class B Stock)	513,471
2,043	True Religion Apparel, Inc.(a)	32,198

		557,919

Commercial Banks 0.6%
1,300	Comerica, Inc.	27,274
750	Cullen/Frost Bankers, Inc.	35,318
1,000	First Horizon National Corp.	11,506
9,500	KeyCorp	58,425
1,933	Northern Trust Corp.	105,078
11,505	PNC Financial Services Group, Inc.	456,749
535	S&T Bancorp, Inc.	9,560
500	Trustmark Corp.	10,870
350	United Bankshares, Inc.	9,079

		723,859

Commercial Services 0.2%
1,650	Apollo Group, Inc. (Class A Stock)(a)	103,867
2,185	GEO Group, Inc. (The)(a)	36,337
1,088	Healthcare Services Group, Inc.	19,444
990	Moody’s Corp.	29,225
700	Pharmaceutical Product Development, Inc.	13,727
2,695	Waste Connections, Inc.(a)	69,477

		272,077

Commercial Services & Supplies 0.3%
526	Coinstar, Inc.(a)	18,720
10,411	Waste Management, Inc.	277,662

		296,382

Communication Equipment 0.1%
16,900	Alcatel-Lucent, ADR (France)(a)	42,250
1,150	Nice Systems Ltd., ADR (Israel)(a)	29,451

		71,701

Computer Hardware 0.9%
8,368	Apple, Inc.(a)	1,052,945

Computer Services
500	Global Payments, Inc.	16,030

Computer Services & Software 1.0%
2,500	Accenture Ltd. (Class A Stock) (Bermuda)	73,575
1,610	Autodesk, Inc.(a)	32,103
2,815	Compellent Technologies, Inc.(a)	31,415
1,130	Dun & Bradstreet Corp. (The)	91,982
1,860	Google, Inc. (Class A Stock)(a)	736,504
725	Hansen Medical, Inc.(a)	3,893
1,150	Informatica Corp.(a)	18,285
1,005	MICROS Systems, Inc.(a)	21,085
3,395	Netezza Corp.(a)	27,466
4,360	Novell, Inc.(a)	16,394
3,010	Nuance Communications, Inc.(a)	40,184
1,725	SRA International, Inc. (Class A Stock)(a)	26,548

		1,119,434

Computers & Peripherals 0.7%
7,668	International Business Machines Corp.	791,414
1,190	NetApp, Inc.(a)	21,777

		813,191

Construction
800	Foster Wheeler AG(a)	17,224
300	Granite Construction, Inc.	11,835
300	Meritage Homes Corp.(a)	6,243

		35,302

Consumer Finance
600	American Express Co.	15,132
1,800	First Cash Financial Services, Inc.(a)	29,592

		44,724

Consumer Products & Services 0.2%
650	Avon Products, Inc.	14,794
758	Clorox Co.	42,486
2,417	Procter & Gamble Co.	119,496
795	Ritchie Bros. Auctioneers, Inc. (Canada)	17,808
300	Snap-on, Inc.	10,176
400	Toro Co. (The)	12,152

		216,912

Containers & Packaging
1,680	Pactiv Corp.(a)	36,725
300	Silgan Holdings, Inc.	13,947

		50,672

Distribution/Wholesale
420	W.W. Grainger, Inc.	35,230
200	Watsco, Inc.	8,590

		43,820

Diversified Consumer Services
950	Hillenbrand, Inc.	17,271

Diversified Financial Services 0.3%
700	Affiliated Managers Group, Inc.(a)	39,795
9,953	Bank of America Corp.	88,880
110	BlackRock, Inc.	16,117
3,120	Charles Schwab Corp. (The)	57,658
220	CME Group, Inc.	48,697
887	Franklin Resources, Inc.	53,646
300	IntercontinentalExchange, Inc.(a)	26,280
300	Redecard SA (Brazil)	3,776

		334,849

Diversified Manufacturing Operations 0.5%
14,923	Hewlett-Packard Co.	536,930

Diversified Telecommunication Services 0.8%
19,433	AT&T, Inc.	497,873
15,826	Verizon Communications, Inc.	480,161

		978,034

Electric
2,900	AES Corp. (The)(a)	20,503

Electric Utilities 0.4%
500	Allegheny Energy, Inc.	12,960
3,500	Exelon Corp.	161,455
2,100	FPL Group, Inc.	112,959
4,871	Public Service Enterprise Group, Inc.	145,351

		432,725

Electrical Equipment 0.2%
4,504	Emerson Electric Co.	153,316
675	Smith (A.O.) Corp.	20,986

		174,302

Electronic Components 0.1%
500	Checkpoint Systems, Inc.(a)	6,075
1,297	DTS, Inc.(a)	34,565
4,500	Flextronics International Ltd.(a)	17,460
900	FLIR Systems, Inc.(a)	19,962
2,117	Universal Electronics, Inc.(a)	39,673

		117,735

Electronic Equipment & Instruments 0.1%
300	Itron, Inc.(a)	13,800
7,575	Tyco Electronics Ltd. (Bermuda)	132,108

		145,908

Electronics
1,655	Coherent, Inc.(a)	31,445

Energy Equipment & Services 0.5%
4,043	Diamond Offshore Drilling, Inc.	292,754
11,800	Halliburton Co.	238,596
3,600	Weatherford International Ltd.(a)	59,868

		591,218

Engineering/Construction
775	URS Corp.(a)	34,146

Entertainment & Leisure 0.1%
1,700	Bally Technologies, Inc.(a)	44,506
1,590	Carnival Corp.	42,739
900	DreamWorks Animation SKG, Inc. (Class A Stock)(a)	21,609
500	Life Time Fitness, Inc.(a)	9,380
545	Penn National Gaming, Inc.(a)	18,541
630	WMS Industries, Inc.(a)	20,229

		157,004

Environmental Services 0.1%
3,380	Republic Services, Inc.	70,980

Exchange Traded Fund 0.1%
1,650	iShares Russell 2000 Value Index Fund	75,108

Farming & Agriculture 0.5%
6,674	Monsanto Co.	566,556

Financial—Bank & Trust 0.4%
1,050	Astoria Financial Corp.	8,673
450	Danvers Bancorp, Inc.	6,530
600	East West Bancorp, Inc.	4,098
500	Pacific Capital Bancorp	3,470
1,350	Prosperity Bancshares, Inc.	37,489
19,429	Wells Fargo & Co.	388,774

		449,034

Financial—Brokerage 0.6%
10,914	Visa, Inc. (Class A Stock)	708,973

Financial Services 2.3%
5,497	Capital One Financial Corp.	92,020
600	Eaton Vance Corp.	16,422
1,710	First Commonwealth Financial Corp.	14,826
5,075	Goldman Sachs Group, Inc. (The)	652,137
1,415	Investment Technology Group, Inc.(a)	32,233
700	Jefferies Group, Inc.	13,699
41,579	JPMorgan Chase & Co.	1,372,107
775	Raymond James Financial, Inc.	12,160
150	Student Loan Corp. (The)	7,224
17,672	U.S. Bancorp	321,984
6,100	Western Union Co. (The)	102,175

		2,636,987

Food & Drug Retailers 0.3%
16,000	Safeway, Inc.	316,000

Food & Staples Retailing 0.3%
6,532	Costco Wholesale Corp.	317,455

Foods 0.4%
720	General Mills, Inc.	36,497
7,577	Kroger Co. (The)	163,815
6,062	Nestle SA (Switzerland)	197,601
400	Ralcorp Holdings, Inc.(a)	22,864
275	TreeHouse Foods, Inc.(a)	7,312

		428,089

Gaming
5,090	Shuffle Master, Inc.(a)	19,393

Healthcare Equipment & Supplies 0.3%
2,000	Baxter International, Inc.	97,000
2,485	Cutera, Inc.(a)	15,606
5,580	Medtronic, Inc.	178,560
2,280	Thoratec Corp.(a)	66,257

		357,423

Healthcare Products
650	West Pharmaceutical Services, Inc.	21,223

Healthcare Providers & Services 0.3%
5,300	Cardinal Health, Inc.	179,087
1,760	Centene Corp.(a)	32,331
1,285	Lincare Holdings, Inc.(a)	31,007
1,725	Patterson Cos., Inc.(a)	35,294
450	Teleflex, Inc.	19,341
700	WellPoint, Inc.(a)	29,932

		326,992

Healthcare Services 0.2%
1,508	Aetna, Inc.	33,191
825	Amedisys, Inc.(a)	27,670
500	AMERIGROUP Corp.(a)	14,935
1,263	Biogen Idec, Inc.(a)	61,053
300	Covance, Inc.(a)	11,784
930	DENTSPLY International, Inc.	26,617
585	Genoptix, Inc.(a)	17,012
600	Healthways, Inc.(a)	6,258
850	MEDNAX, Inc.(a)	30,515
2,263	UnitedHealth Group, Inc.	53,226

		282,261

Healthcare Techology
2,397	Eclipsys Corp.(a)	31,640

Home Builders
1,500	Pulte Homes, Inc.	17,265

Hotels & Motels 0.9%
16,035	McDonald’s Corp.	854,505
1,600	Starwood Hotels & Resorts Worldwide, Inc.	33,376
4,550	Wynn Resorts Ltd.(a)	178,497

		1,066,378

Household Durables 0.1%
700	Black & Decker Corp. (The)	28,210
2,200	Fortune Brands, Inc.	86,482

		114,692

Household Products 0.1%
3,000	Kimberly-Clark Corp.	147,420

Household/Personal Care 0.1%
1,130	Colgate-Palmolive Co.	66,670

Independent Power Producers & Energy Traders
2,165	NRG Energy, Inc.(a)	38,927

Industrial Conglomerates 0.3%
3,180	3M Co.	183,168
4,500	General Electric Co.	56,925
4,675	Tyco International Ltd. (Switzerland)	111,078

		351,171

Insurance 1.3%
2,215	ACE Ltd. (Switzerland)	102,599
10,100	Allstate Corp. (The)	235,633
550	Arthur J. Gallagher & Co.	12,364
850	Aspen Insurance Holdings Ltd. (Bermuda)	20,043
432	Chubb Corp.	16,826
425	Delphi Financial Group, Inc. (Class A Stock)	7,340
5,400	Genworth Financial, Inc. (Class A Stock)	12,744
1,587	HCC Insurance Holdings, Inc.	37,961
950	IPC Holdings Ltd. (Bermuda)	24,738
14,884	MetLife, Inc.	442,799
700	Protective Life Corp.	5,999
400	Reinsurance Group of America, Inc.	12,716
400	State Auto Financial Corp.	6,492
10,639	Travelers Cos., Inc. (The)	437,688
400	United Fire & Casualty Co.	7,468
2,800	Unum Group	45,752
7,300	XL Capital Ltd. (Class A Stock) (Cayman Islands)	69,423

		1,498,585

Internet & Catalog Retail
360	Priceline.com, Inc.(a)	34,952

Internet Services 0.2%
1,010	Amazon.com, Inc.(a)	81,325
300	Digital River, Inc.(a)	11,526
1,340	McAfee, Inc.(a)	50,304
1,620	Monster Worldwide, Inc.(a)	22,356
545	NetFlix, Inc.(a)	24,694
7,240	TIBCO Software, Inc.(a)	45,757

		235,962

Internet Software & Services 0.3%
1,920	Akamai Technologies, Inc.(a)	42,278
4,700	eBay, Inc.(a)	77,409
8,926	Oracle Corp.	172,629
2,570	VeriSign, Inc.(a)	52,891

		345,207

Investment Firms
1,100	Morgan Stanley	26,004

IT Services
425	CACI International, Inc. (Class A Stock)(a)	16,809

Life Science Tools & Services 0.1%
2,243	Thermo Fisher Scientific, Inc.(a)	78,684

Machinery 0.5%
900	Actuant Corp. (Class A Stock)	11,034
1,650	Bucyrus International, Inc.	35,821
5,000	Caterpillar, Inc.	177,900
2,100	Cummins, Inc.	71,400
2,334	Deere & Co.	96,301
825	General Cable Corp.(a)	22,391
600	Kaydon Corp.	19,176
650	Lincoln Electric Holdings, Inc.	28,945
475	Lindsay Corp.	18,482
250	Nordson Corp.	9,070
3,300	PACCAR, Inc.	116,952
660	Robbins & Myers, Inc.	12,507
475	Rofin-Sinar Technologies, Inc.(a)	10,122

		630,101

Manufacturing 0.1%
2,020	Danaher Corp.	118,049
400	Harsco Corp.	11,020
3,070	Hexcel Corp.(a)	29,441

		158,510

Media 0.6%
12,000	CBS Corp. (Class B Stock)	84,480
9,020	Comcast Corp. (Class A Stock)	139,449
4,830	DIRECTV Group, Inc. (The)(a)	119,446
600	McGraw-Hill Cos., Inc. (The)	18,090
1,480	Time Warner Cable, Inc.	47,700
5,900	Time Warner, Inc.	128,797
5,483	Vivendi (France)	147,433
450	Wiley, (John) & Sons, Inc. (Class A Stock)	15,255

		700,650

Medical Supplies & Equipment 0.2%
1,210	Advanced Energy Industries, Inc.(a)	10,200
450	Becton, Dickinson and Co.	27,216

7,938	Boston Scientific Corp.(a)	66,758
2,165	Covidien Ltd. (Bermuda)	71,402
606	Quality Systems, Inc.	32,494
1,840	St. Jude Medical, Inc.(a)	61,677
1,215	Vital Images, Inc.(a)	12,308

		282,055

Metals & Mining 0.7%
6,400	Alcoa, Inc.	58,048
2,744	BHP Billiton Ltd., ADR (Australia)	132,096
5,300	BHP Billiton PLC, ADR (United Kingdom)	221,752
975	Cliffs Natural Resources, Inc.	22,483
1,100	Northwest Pipe Co.(a)	41,723
3,981	Nucor Corp.	161,987
1,443	Peabody Energy Corp.	38,081
300	Precision Castparts Corp.	22,458
1,250	Steel Dynamics, Inc.	15,563
600	Timken Co.	9,648
1,518	United States Steel Corp.	40,303
625	Walter Industries, Inc.	14,250

		778,392

Multi-Line Retail 0.1%
3,800	JC Penney Co., Inc.	116,622

Multi-Utilities 0.1%
2,500	Dominion Resources, Inc.	75,400
1,300	Wisconsin Energy Corp.	51,948

		127,348

Office Electronics 0.1%
25,600	Xerox Corp.	156,416

Office Equipment
300	School Specialty, Inc.(a)	5,631

Oil, Gas & Consumable Fuels 3.8%
3,555	Anadarko Petroleum Corp.	153,078
4,422	Apache Corp.	322,187
850	Arena Resources, Inc.(a)	24,369
100	Ashland, Inc.	2,196
700	Cabot Oil & Gas Corp.	21,133
7,916	Chevron Corp.	523,248
925	Concho Resources, Inc.(a)	25,363
7,902	ConocoPhillips	323,982
400	Core Laboratories NV (Netherlands)	33,292
722	Devon Energy Corp.	37,436
1,225	EQT Corp.	41,197
2,850	Exxon Mobil Corp.	190,009
2,203	Hess Corp.	120,702
822	Lufkin Industries, Inc.	28,688
11,000	Marathon Oil Corp.	326,700
1,790	Nexen, Inc.	34,189
740	Noble Energy, Inc.	41,995
3,931	Occidental Petroleum Corp.	221,276
440	Oceaneering International, Inc.(a)	20,051
300	ONEOK, Inc.	7,851

1,825	Patterson-UTI Energy, Inc.	23,196
10,010	Petroleo Brasileiro SA, ADR (Brazil)	336,036
4,800	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	218,400
2,330	Southwestern Energy Co.(a)	83,554
400	St. Mary Land & Exploration Co.	7,148
500	Swift Energy Co.(a)	5,410
4,075	Total SA, ADR (France)	202,609
9,940	Transocean Ltd. (Switzerland)(a)	670,751
800	Ultra Petroleum Corp. (Canada)(a)	34,240
7,600	Valero Energy Corp.	150,784
400	WGL Holdings, Inc.	12,456
6,524	XTO Energy, Inc.	226,122

		4,469,648

Pharmaceuticals 2.1%
9,242	Abbott Laboratories	386,778
1,040	Allergan, Inc.	48,526
3,910	American Medical Systems Holdings, Inc.(a)	48,367
1,625	BioMarin Pharmaceutical, Inc.(a)	20,897
9,408	Bristol-Myers Squibb Co.	180,634
2,080	Celgene Corp.(a)	88,858
600	Cephalon, Inc.(a)	39,366
1,040	Cubist Pharmaceuticals, Inc.(a)	17,264
9,200	Eli Lilly & Co.	302,864
1,300	Express Scripts, Inc.(a)	83,161
930	Herbalife Ltd. (Cayman Islands)	18,433
5,945	Johnson & Johnson	311,280
2,100	Medco Health Solutions, Inc.(a)	91,455
4,286	Merck & Co., Inc.	103,893
595	Onyx Pharmaceuticals, Inc.(a)	15,410
690	Perrigo Co.	17,885
30,085	Pfizer, Inc.	401,935
5,502	Schering-Plough Corp.	126,656
2,630	Teva Pharmaceutical Industries Ltd., ADR (Israel)	115,431

		2,419,093

Professional Services
825	Watson Wyatt Worldwide, Inc. (Class A Stock)	43,766

Real Estate Investment Trusts 0.4%
11,000	Annaly Capital Management, Inc.	154,770
1,443	AvalonBay Communities, Inc.	81,977
1,443	Boston Properties, Inc.	71,313
4,700	MFA Mortgage Investments, Inc.	27,683
2,252	Simon Property Group, Inc.	116,203
219	Walter Investment Management Corp.(a)	1,752

		453,698

Restaurants
2,480	BJ’s Restaurants, Inc.(a)	40,895
1,826	Wendy’s / Arby’s Group, Inc. (Class A Stock)	9,130

		50,025

Retail 0.1%
2,328	Genesco, Inc.(a)	53,032

Retail & Merchandising 2.8%
800	Abercrombie & Fitch Co. (Class A Stock)	21,648
3,116	Best Buy Co., Inc.	119,592
400	Brinker International, Inc.	7,088
2,610	Cash America International, Inc.	58,359
30,910	CVS Caremark Corp.	982,320
1,530	GameStop Corp. (Class A Stock)(a)	46,145
840	Kohl’s Corp.(a)	38,094
16,510	Lowe’s Cos., Inc.	354,965
600	Sonic Corp.(a)	6,552
10,174	Staples, Inc.	209,788
2,600	Target Corp.	107,276
2,165	TJX Cos., Inc.	60,555
12,362	Wal-Mart Stores, Inc.	623,045
2,570	Walgreen Co.	80,775
14,934	Yum! Brands, Inc.	498,049

		3,214,251

Semiconductors 0.3%
900	ASML Holding NV (Netherlands)	19,035
5,410	Intel Corp.	85,370
2,250	Microsemi Corp.(a)	30,195
3,160	ON Semiconductor Corp.(a)	17,127
1,100	OYO Geospace Corp.(a)	17,490
327	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)(a)	75,442
5,323	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	56,264
2,950	Varian Semiconductor Equipment Associates, Inc.(a)	75,491

		376,414

Semiconductors & Semiconductor Equipment 0.1%
720	Broadcom Corp. (Class A Stock)(a)	16,697
2,340	Marvell Technology Group Ltd. (Bermuda)(a)	25,693
4,600	Texas Instruments, Inc.	83,076

		125,466

Software 1.1%
5,210	Adobe Systems, Inc.(a)	142,493
1,220	ANSYS, Inc.(a)	33,696
2,300	BMC Software, Inc.(a)	79,741
10,164	CA, Inc.	175,329
2,000	Citrix Systems, Inc.(a)	57,060
1,025	FactSet Research Systems, Inc.	54,930
978	MedAssets, Inc.(a)	16,861
27,687	Microsoft Corp.	560,939
440	Research In Motion Ltd. (Canada)(a)	30,580
1,450	Sybase, Inc.(a)	49,242
1,675	Tyler Technologies, Inc.(a)	27,637

		1,228,508

Specialty Retail 0.4%
1,090	Aaron’s, Inc.	36,580
1,200	AutoNation, Inc.(a)	21,252
100	CarMax, Inc.(a)	1,276
5,300	Gap, Inc. (The)	82,362
9,322	Home Depot, Inc. (The)	245,355
3,900	Limited Brands, Inc.	44,538

		431,363

Telecommunications 1.1%
600	America Movil SAB de CV (Class L Stock), ADR (Mexico)	19,710
1,540	American Tower Corp. (Class A Stock)(a)	48,910
1,400	Arris Group, Inc.(a)	14,938
15,228	Cisco Systems, Inc.(a)	294,205
5,250	Corning, Inc.	76,755
1,780	EMS Technologies, Inc.(a)	33,909
2,510	Juniper Networks, Inc.(a)	54,342
1,860	MetroPCS Communications, Inc.(a)	31,787
2,850	Nokia Oyj, ADR (Finland)	40,299
15,595	QUALCOMM, Inc.	659,981
400	SBA Communications Corp. (Class A Stock)(a)	10,080
2,075	Syniverse Holdings, Inc.(a)	26,145

		1,311,061

Textiles, Apparel & Luxury Goods 0.1%
1,925	Hanesbrands, Inc.(a)	31,686
3,900	Jones Apparel Group, Inc.	36,036
1,950	Phillips-Van Heusen Corp.	56,608

		124,330

Tobacco 0.1%
10,000	Altria Group, Inc.	163,300

Tobacco Products 0.3%
800	Lorillard, Inc.	50,504
8,618	Philip Morris International, Inc.	311,972

		362,476

Transportation 1.1%
3,304	Burlington Northern Santa Fe Corp.	222,954
1,670	Expeditors International of Washington, Inc.	57,966
1,590	Landstar System, Inc.	56,620
6,792	Norfolk Southern Corp.	242,338
13,810	Union Pacific Corp.	678,623
650	United Parcel Service, Inc. (Class B Stock)	34,021

		1,292,522

Utilities 0.5%
1,506	American Electric Power Co., Inc.	39,728
11,938	Edison International	340,352
3,067	FirstEnergy Corp.	125,440
501	Headwaters, Inc.(a)	1,263
1,804	PG&E Corp.	66,965

		573,748

	TOTAL COMMON STOCKS (cost $45,701,850)	44,548,024

PREFERRED STOCKS 0.1%

Diversified Financial Services
2,300	Citigroup, Inc., 8.125%	40,894

Financial—Bank & Trust—0.1%
2,650	Wells Fargo & Co., Series J, 8.00%, CVT	49,025

	TOTAL PREFERRED STOCKS (cost $86,080)	89,919

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 2.0%

		Asset Backed Funding Certificates, Series 2004-OPT5, Class A1
AAA(e)	$305	0.788%(d), 06/25/34	154,124
		Ford Credit Auto Owner Trust, Series 2008-C, Class A2B
Aaa	378	1.351%(d), 01/15/11	376,733
		Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A
Ca	96	0.498%(d), 10/25/37	56,562
		Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A
Aaa	76	0.488%(d), 09/25/36	71,668
		SLM Student Loan Trust, Series 2008-9, Class A
Aaa	1,473	2.592%(d), 04/25/23	1,470,011
		Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A
Baa2	132	(original cost $132,355; purchased 10/13/06)(c)(h) 0.498%(d), 11/25/36	85,469
		Structured Asset Securities Corp., Series 2006-BC3, Class A2
Aaa	118	0.488%(d), 10/25/36	104,463

		TOTAL ASSET-BACKED SECURITIES (cost $2,573,986)	2,319,030

COLLATERALIZED MORTGAGE OBLIGATIONS 3.3%

		American Home Mortgage Assets, Series 2006-1, Class 2A1
Ba2	387	0.628%(d), 05/25/46	136,058
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
Aa3	202	5.363%(d), 05/25/35	131,477
		Series 2007-3, Class 1A1
AAA(e)	191	5.463%(d), 05/25/47	105,217
		Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
Caa3	382	0.657%(d), 07/20/46	138,188

		Fannie Mae, Series 1992-146, Class PZ
Aaa	20	8.00%, 08/25/22	22,169
		FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1
Aaa	591	3.033%(d), 07/25/44	568,886
		Freddie Mac, Series 41, Class F
Aaa	87	10.00%, 05/15/20	92,749
		Series 2801, Class EH
Aaa	337	4.50%, 11/15/16	340,746
		Series 2962, Class YC
Aaa	176	4.50%, 09/15/14	177,052
		Series 3117, Class PN
Aaa	90	5.00%, 11/15/21	90,782
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
AAA(e)	305	4.509%(d), 09/25/35	233,329
		Series 2006-OA1, Class 2A2
Caa1	780	0.698%(d), 08/25/46	129,968
		Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11
B2	129	0.537%(d), 01/19/38	116,717
		Homebanc Mortgage Trust, Series 2006-1, Class 4A1
Ba1	818	5.765%(d), 04/25/37	577,017
		Vendee Mortgage Trust, Series 2000-1, Class 1A
NR	133	6.811%(d), 01/15/30	140,618
		Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1
Aaa	688	0.978%(d), 12/25/27	487,392
		Series 2006-AR15, Class 2A
A1	383	3.014%(d), 11/25/46	250,023
		Series 2007-OA2, Class 1A
B3	382	2.214%(d), 03/25/47	119,619

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,073,742)	3,858,007

CORPORATE BONDS 21.3%

Advertising 0.2%
		Omnicom Group, Inc., Gtd. Notes
Baa1	300	5.90%, 04/15/16	264,808

Automobile Manufacturers 0.2%
		DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
A3	200	5.75%, 09/08/11	196,461

Automotive - OEM 0.3%
		General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes
C	500	6.75%, 12/01/14	320,119

Commercial Banks 0.9%
		ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)
Aa2	1,000	6.20%, 07/19/13 (original cost $999,060; purchased 07/09/08)(c)(h)	998,388

Consumer Finance 0.3%
			American Express Co., Sr. Unsec’d. Notes
A3		400	7.00%, 03/19/18	379,384

Diversified Financial Services 3.3%
			Bank of America Corp.,
			Jr. Sub. Notes
B3		900	8.00%(d), 12/29/49	511,326
B3		1,300	8.125%(d), 12/29/49	738,296
			Citigroup, Inc.,
			Jr. Sub. Notes
Ca		700	8.40%(d), 04/29/49	468,209
			Sr. Unsec’d. Notes
A3		1,500	5.50%, 04/11/13	1,336,902
			Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
Caa1		500	7.00%, 10/01/13	372,608
			General Electric Capital Corp.,
			Sr. Unsec’d. Notes, MTN
Aa2		200	5.875%, 01/14/38	138,037
			Sub. Notes, 144A(c)(h)
Aa3	GBP	500	6.50%(d), 09/15/67 (original cost $999,960; purchased 08/30/07)	340,252

				3,905,630

Financial - Bank & Trust 3.8%
			Barclays Bank PLC,
			Sub. Notes, 144A (United Kingdom)
Baa1		1,600	6.05%, 12/04/17 (original cost $1,589,232; purchased 12/07/07)(c)(h)	1,281,640
Baa1		1,000	7.70%(d), 04/29/49 (original cost $1,000,000; purchased 04/18/08)(c)(h)	630,280
			Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)
Aa1		2,000	4.875%, 05/20/13	1,986,108
			ING Bank NV,
			Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
Aaa		100	3.90%, 03/19/14 (original cost $99,807; purchased 03/12/09)(c)(h)	99,295
			National Australia Bank Ltd.,
			Sr. Notes, 144A (Australia)
Aa1		500	1.691%(d), 02/08/10 (original cost $500,000; purchased 02/01/08)(c)(h)	499,636

				4,496,959

Financial Services 2.7%
			Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes
Aa3		1,000	7.25%, 02/01/18	1,021,218
			Citigroup Capital XXI, Gtd. Notes
Baa3		1,000	8.30%(d), 12/21/77	608,480
			Goldman Sachs Group, Inc. (The), Sub. Notes
A2		700	6.75%, 10/01/37	533,582
			Lehman Brothers Holdings, Inc.,(j)
			Sr. Unsec’d. Notes, MTN
NR		500	5.625%, 01/24/13	72,500
NR		400	6.875%, 05/02/18	59,500
			Merrill Lynch & Co., Inc., Notes, MTN
A2		1,000	6.875%, 04/25/18	842,735

				3,138,015

Healthcare Providers & Services 0.7%
		Cardinal Health, Inc., Sr. Unsec’d. Notes
Baa2	400	1.462%(d), 10/02/09	393,940
Baa2	500	6.00%, 06/15/17	457,257

			851,197

Hotels & Motels 0.7%
		Marriott International, Inc., Sr. Unsec’d. Notes
Baa2	1,000	6.375%, 06/15/17	865,534

Insurance 0.4%
		American International Group, Inc., Sr. Unsec’d. Notes, 144A
A3	800	8.25%, 08/15/18 (original cost $800,000; purchased 08/13/08)(c)(h)	281,280
		Sr. Unsec’d. Notes, MTN
A3	600	5.85%, 01/16/18	202,473

			483,753

Investment Firms 1.1%
		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A2	1,400	6.00%, 04/28/15	1,322,459

IT Services 0.5%
		Electronic Data Systems Corp., Sr. Unsec’d. Notes
A2	500	6.00%, 08/01/13	534,777

Medical Supplies & Equipment 0.4%
		HCA, Inc., Sr. Sec’d. Notes
B2	500	9.25%, 11/15/16	495,000

Metals & Mining 0.8%
		Spectra Energy Capital LLC, Gtd. Notes
Baa1	1,000	6.20%, 04/15/18	897,808

Oil, Gas & Consumable Fuels 0.9%
		Nabors Industries, Inc., Gtd. Notes
Baa1	1,000	6.15%, 02/15/18	836,334
		Petroleum Export Ltd.,
		Sr. Sec’d. Notes, 144A (Cayman Islands)
Baa1	284	5.265%, 06/15/11 (original cost $283,573; purchased 07/14/05)(c)(h)	247,190

			1,083,524

Telecommunications 1.6%
		Embarq Corp., Sr. Unsec’d. Notes
Baa3	900	6.738%, 06/01/13	868,500
		Qwest Corp., Sr. Unsec’d. Notes
Ba1	1,000	7.625%, 06/15/15	947,500

			1,816,000

Transportation 1.3%
		Con-Way, Inc., Sr. Unsec’d. Notes
Baa3	2,000	7.25%, 01/15/18	1,471,790

Utilities 1.2%
			American Electric Power Co., Inc., Sr. Unsec’d. Notes
Baa2		500	5.25%, 06/01/15	485,475
			Illinois Power Co., Sr. Sec’d. Notes
Baa3		1,000	6.25%, 04/01/18	876,970

				1,362,445

			TOTAL CORPORATE BONDS (cost $31,509,227)	24,884,051

FOREIGN GOVERNMENT BONDS 0.9%

			Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Ba1	BRL	1,300	12.50%, 01/05/22	610,966
			United Kingdom Gilt, Bonds (United Kingdom)
AAA(e)	GBP	100	4.00%, 03/07/22	148,973
Aaa	GBP	200	5.75%, 12/07/09	305,312

			TOTAL FOREIGN GOVERNMENT BONDS (cost $1,258,847)	1,065,251

MUNICIPAL BONDS 1.5%

California 0.5%
			Los Angeles Unified School District, General Obligation Bonds
Aa3		700	4.50%, 07/01/25	660,527

Georgia 0.2%
			Georgia State Road & Tollway Authority, Revenue Bonds
Aaa		200	5.00%, 03/01/21	207,968

Illinois 0.4%
			Chicago Illinois Transit Authority, Revenue Bonds
Aa3		300	6.899%, 12/01/40	298,197
			Chicago Transit Authority, Series A, Revenue Bonds
Aa3		200	6.899%, 12/01/40	194,448

				492,645

New York 0.4%
			Metropolitan Transportation Authority, Revenue Bonds
AA(e)		400	7.336%, 11/15/39	428,964

			TOTAL MUNICIPAL BONDS (cost $1,712,416)	1,790,104

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 33.7%

			Federal Home Loan Mortgage Corp.
		324	5.00%(d), 03/01/36	329,089
		765	5.00%, 11/01/36	787,416
		11	5.14%(d), 08/01/23	11,081
		1,000	5.50%, 01/01/38-07/01/38	1,035,770
		150	6.00%, 09/01/22	158,026
			Federal National Mortgage Assoc.
		65	4.388%(d), 05/01/36	65,260
		1,733	4.50%, 09/01/35-11/01/35	1,765,618
		1,000	4.50%, TBA	1,014,375
		2,807	5.00%, 06/01/23-03/01/39	2,895,015
		786	5.089%(d), 06/01/35	811,150
		6,003	5.50%, 09/01/33-12/01/38	6,234,729
		5,000	5.50%, TBA	5,179,690
		2,112	6.00%, 05/01/16-11/01/38	2,211,183
		500	6.00%, TBA	521,406

	8,500	6.00%, TBA	8,885,152
	347	6.50%, 01/01/16-09/01/36	368,320
	164	7.50%, 01/01/32	178,935
		Government National Mortgage Assoc.
	47	4.50%, 08/15/33-09/15/33	48,690
	6	4.625%(d), 09/20/22	6,549
	4,112	6.00%, 12/15/37-11/15/38	4,294,243
	2,500	6.00%, TBA	2,607,813
	60	8.50%, 02/20/30-06/15/30	66,412

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $38,797,283)	39,475,922

U.S. TREASURY OBLIGATIONS 5.7%

		U.S. Treasury Bonds
	800	3.50%, 02/15/39	724,872
	400	6.00%, 02/15/26	497,375
	500	7.25%, 08/15/22	674,844
	700	7.875%, 02/15/21	976,500
	1,000	8.875%, 08/15/17	1,418,750
		U.S. Treasury Inflation Index Bonds, TIPS
	200	1.625%, 01/15/15	221,107
	200	2.00%, 01/15/26	200,157
	500	2.125%, 01/15/19	515,696
	900	2.50%, 01/15/29	905,185
	190	3.875%, 04/15/29	294,399
		U.S. Treasury Strips, IO
	500	7.25%, 02/15/22	292,738

		TOTAL U.S. TREASURY OBLIGATIONS (cost $6,784,791)	6,721,623

BANK LOANS(d) 1.9%

		Chrysler Financial, Term, 144A
CAA(e)	1,870	4.46%, 08/03/12 (original cost $1,876,250; purchased 11/28/07)(c)(h)	1,359,758
		TXU Corp., Term B3
B+(e)	13	3.93%, 10/10/14 (original cost $13,033; purchased 02/10/09, 04/13/09)(c)(h)	8,776
B+(e)	1,271	3.97%, 10/10/14 (original cost $1,179,231; purchased 01/16/08 - 11/06/08)(c)(h)	855,685

		TOTAL BANK LOANS (cost $3,011,805)	2,224,219

		TOTAL LONG-TERM INVESTMENTS (cost $136,510,027)	126,976,150

SHORT-TERM INVESTMENTS 7.2%

U.S. TREASURY OBLIGATION(f) 0.2%

		U.S. Treasury Bills
	250	0.154%, 05/21/09	249,995

		(cost $249,993)

	Contracts/ Notional Amount (000)#
OPTIONS PURCHASED(a) 0.7%

Call Options 0.7%
		Interest Rate Swap Options,
	2,200	expiring 08/03/2009 @ 3.45%	77,138

10,900	expiring 08/03/2009 @ 3.45%	382,182
8,200	expiring 08/03/2009 @ 3.85%	351,752

	TOTAL OPTIONS PURCHASED (cost $241,610)	811,072

Principal Amount (000)#
REPURCHASE AGREEMENT 1.8%
$2,100	Credit Suisse Securities LLC, 0.18%, dated 4/30/09, due 05/01/09 in the amount of $2,100,011 (cost $2,100,000; the value of collateral plus accrued interest was $2,154,029)(b)	2,100,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 4.5%
5,254,501	Dryden Core Investment Fund - Taxable Money Market Series (cost $5,254,501)(g)	5,254,501

	TOTAL SHORT-TERM INVESTMENTS (cost $7,846,104)	8,415,568

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN(i)—115.7% (cost $144,356,131)(k)	135,391,718

Contracts/ Notional Amount (000)#
OPTIONS WRITTEN(a)

Call Options
	10 Year U.S. Treasury Note Futures,
2,100	expiring 05/22/2009, Strike Price $126.00	(1,312)
1,200	expiring 05/22/2009, Strike Price $128.00	(375)
	Equity Option, Citigroup, Inc.,
10	expiring 09/19/2009, Strike Price $3.00	(6,800)
	Interest Rate Swap Options,
1,500	expiring 06/22/2009 @ 2.35%	(1,533)

		(10,020)

Put Options
	10 Year U.S. Treasury Note Futures,
2,600	expiring 05/22/2009, Strike Price $119.00	(9,344)
600	expiring 05/22/2009, Strike Price $122.00	(9,844)
	90 Day Euro Dollar Futures,
5,000	expiring 09/14/2009, Strike Price $98.63	(719)
	Interest Rate Swap Options,
1,900	expiring 05/22/2009 @ 2.75%	(5,363)
1,500	expiring 06/22/2009 @ 3.50%	(4,248)
400	expiring 06/22/2009 @ 3.50%	(1,133)
3,800	expiring 08/03/2009 @ 4.40%	(2,360)

		(33,011)

	TOTAL OPTIONS WRITTEN (premium received $79,720)	(43,031)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—115.7% (cost $144,276,411)	135,348,687
	Other liabilities in excess of other assets(l)—(15.7)%	(18,341,559)

	NET ASSETS—100%	$117,007,128

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
RUB	Russian Ruble
†	The rating reflected is as of April 30, 2009. Rating of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $9,472,501. The aggregate value of $6,687,649 is approximately 5.7% of net assets.
(d)	Indicates a variable rate security.
(e)	Standard & Poor’s rating.
(f)	Rates shown are the effective yields at purchase date.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.
(h)	Indicates a security that has been deemed illiquid.
(i)	As of April 30, 2009, 3 securities representing $345,034 and 0.3% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(j)	Represents issuer in default on interest payments. Non-income producing security.
(k)	The United States federal income tax basis of the Fund’s investments was $149,118,360; accordingly, net unrealized depreciation on investments for federal income tax purposes was $13,726,643 (gross unrealized appreciation - $625,877; gross unrealized depreciation - $14,352,520). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(l)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Future contracts open at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
56	90 Day Euro	Mar 10	$13,469,950	$13,814,500	$344,550
40	90 Day Euro EURIBOR	Sep 09	12,964,491	12,979,624	15,133
2	90 Day Sterling	Jun 09	347,242	364,957	17,715
11	90 Day Sterling	Dec 09	1,997,685	2,001,975	4,290
22	90 Day Sterling	Mar 10	3,859,012	3,997,441	138,429
5	90 Day Sterling	Jun 10	903,671	905,828	2,157
14	90 Day Sterling	Sept 10	2,525,713	2,529,069	3,356
11	90 Day Sterling	Dec 10	1,978,786	1,980,617	1,831
7	5 Year Euro-Bobl	Jun 09	1,076,203	1,074,173	(2,030)
2	5 Year U.S. Treasury Note	Jun 09	236,406	234,281	(2,125)
16	10 Year Euro-Bund	Jun 09	2,622,705	2,593,914	(28,791)

					$494,515 (1)

(1)	Cash of $302,600 has been segregated to cover requirements for open futures contracts as of April 30, 2009.

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	508	$215,330	$229,925	$14,595

British Pound,
Expiring 05/21/09	GBP	392	568,476	580,552	12,076

Chinese Yuan,
Expiring 03/29/10	CNY	6,644	983,309	984,721	1,412
Expiring 05/06/09	CNY	6,687	966,063	980,411	14,348
Expiring 07/15/09	CNY	15,780	2,315,733	2,321,071	5,338
Expiring 09/08/09	CNY	3,240	470,000	477,785	7,785

Euro,
Expiring 05/14/09	EUR	1,268	1,638,426	1,677,726	39,300

Japanese Yen,
Expiring 05/07/09	JPY	190,870	1,964,727	1,935,605	(29,122)

Russian Ruble,
Expiring 05/06/09	RUB	24,221	809,088	730,217	(78,871)

			$9,931,152	$9,918,013	$(13,139)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	1,399	$620,276	$633,159	$(12,883)

British Pound,
Expiring 05/21/09	GBP	1,200	1,765,613	1,775,777	(10,164)

Chinese Yuan,
Expiring 03/29/10	CNY	2,151	319,000	318,870	130
Expiring 05/06/09	CNY	6,687	978,768	980,411	(1,643)
Expiring 07/15/09	CNY	15,780	2,268,000	2,321,071	(53,071)
Expiring 09/08/09	CNY	5,057	743,618	745,704	(2,086)

Euro,
Expiring 05/14/09	EUR	1,446	1,916,520	1,913,111	3,409

Indian Rupee,
Expiring 07/06/09	INR	446	8,518	8,855	(337)

Japanese Yen,
Expiring 05/07/09	JPY	109,566	1,128,340	1,111,103	17,237
Expiring 06/04/09	JPY	82,715	849,627	839,163	10,464

Russian Ruble,
Expiring 05/06/09	RUB	24,221	750,726	730,216	20,510

			$11,349,006	$11,377,440	$(28,434)

Interest rate swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup, Inc. (1)	06/17/19		$1,100	4.00%	3 Month LIBOR	$(68,809)	$(43,137)	$(25,672)
Credit Suisse International (1)	06/17/19		900	4.00%	3 Month LIBOR	(56,298)	(4,860)	(51,438)
Credit Suisse International (1)	06/17/24		3,800	4.00%	3 Month LIBOR	(222,131)	(509,301)	287,170
Merrill Lynch & Co.(1)	12/17/18		4,000	5.00%	3 Month LIBOR	(655,943)	(63,473)	(592,470)
Goldman Sachs & Co. (2)	01/02/12	BRL	3,900	10.15%	Brazilian interbank lending rate	(82,728)	596	(83,324)
UBS AG (2)	10/15/10	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	5,787	16	5,771
Barclays Capital (1)	06/15/37	GBP	300	4.00%	6 Month LIBOR	(9,457)	(1,196)	(8,261)
Barclays Capital (2)	09/15/10	GBP	2,500	5.00%	6 Month LIBOR	169,906	(26,752)	196,658
Barclays Capital (2)	03/17/12	GBP	2,000	3.00%	6 Month LIBOR	14,225	1,569	12,656
Deutsche Bank (1)	06/15/37	GBP	1,100	4.25%	6 Month LIBOR	(61,893)	(27,268)	(34,625)
Goldman Sachs & Co. (1)	06/15/37	GBP	300	4.00%	6 Month LIBOR	(9,456)	(1,736)	(7,720)
Goldman Sachs & Co. (2)	09/17/11	GBP	500	4.50%	6 Month LIBOR	40,823	(7,725)	48,548
Morgan Stanley & Co. (1)	06/15/37	GBP	300	4.25%	6 Month LIBOR	(16,880)	(7,848)	(9,032)

						$(952,854)	$(691,115)	$(261,739)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount# (000) (4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Credit default swaps on credit indices - Sell Protection (1):
Citigroup, Inc.	06/20/12	$4,000	2.11%	Dow Jones CDX HY8 5Y Index	$(1,220,565)	$—	$(1,220,565)
Morgan Stanley & Co.	12/20/15	470	0.46%	Dow Jones CDX IG5 10Y Index	(144,175)	—	(144,175)
Morgan Stanley & Co.	12/20/15	1,500	0.46%	Dow Jones CDX IG5 10Y Index	(459,728)	—	(459,728)

					$(1,824,468)	$—	$(1,824,468)

Credit default swaps - Buy Protection (2):

Counterparty	Termination Date	Notional Amount# (000) (4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	06/20/15	$500	0.62%	American Electric Power, 5.25%, due 06/01/15	$614	$—	$614
UBS AG	06/20/17	500	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	2,360	—	2,360
Bank of America Securities LLC	03/20/18	2,000	1.83%	Con-way, Inc., 7.25%, due 01/15/18	160,605	—	160,605
Barclays Bank PLC	09/20/11	200	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	7,291	—	7,291
Barclays Bank PLC	12/20/11	600	0.75%	Dow Jones CDX HVOL7 Index	53,342	512	52,830
Barclays Bank PLC	06/20/13	460	5.00%	Dow Jones CDX HY10 Index	80,366	5,583	74,783
UBS AG	06/20/13	368	5.00%	Dow Jones CDX HY10 Index	64,293	4,279	60,014
Merrill Lynch & Co.	12/20/11	300	0.00%	Dow Jones CDX HY7 Index	276,542	58,674	217,868
Merrill Lynch & Co.	06/20/12	276	2.75%	Dow Jones CDX HY8 Index	54,098	4,211	49,887
Deutsche Bank	06/20/18	1,659	1.50%	Dow Jones CDX IG10 10Y Index	28,049	(24,877)	52,926
Goldman Sachs & Co.	06/20/18	4,490	1.50%	Dow Jones CDX IG10 10Y Index	75,897	(139,170)	215,067
Morgan Stanley & Co.	06/20/18	4,392	1.50%	Dow Jones CDX IG10 10Y Index	74,247	(107,918)	182,165
Deutsche Bank	06/20/13	1,269	1.55%	Dow Jones CDX IG10 5Y Index	28,347	(4,479)	32,826
Goldman Sachs	06/20/13	4,978	1.55%	Dow Jones CDX IG10 5Y Index	111,206	58,378	52,828
Morgan Stanley & Co.	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	146,749	—	146,749
Morgan Stanley & Co.	12/20/12	2,100	0.14%	Dow Jones CDX IG5 Index	440,240	—	440,240
Barclays Bank PLC	12/20/17	1,074	0.80%	Dow Jones CDX IG9 10Y Index	67,842	11,773	56,069
Goldman Sachs	12/20/17	1,659	0.80%	Dow Jones CDX IG9 10Y Index	103,452	25,075	78,377
Merrill Lynch & Co.	12/20/17	195	0.80%	Dow Jones CDX IG9 10Y Index	12,171	3,168	9,003
Morgan Stanley & Co.	12/20/17	1,562	0.80%	Dow Jones CDX IG9 10Y Index	97,367	33,585	63,782
JPMorgan Chase Bank	12/20/11	943	1.65%	Dow Jones CDX XO7 Index	145,831	(7,145)	152,976
Morgan Stanley & Co.	09/20/13	500	1.22%	Electronic Data Systems, 6.00%, due 08/01/13	(16,886)	—	(16,886)
Deutsche Bank	03/20/14	400	1.25%	Embarq Corp., 7.08%, due 06/01/16	(7,619)	—	(7,619)
Deutsche Bank	03/20/14	200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(3,991)	—	(3,991)
Deutsche Bank	03/20/14	100	1.43%	Embarq Corp., 7.08%, due 06/01/16	(2,708)	—	(2,708)
Bank of America Securities LLC	06/20/17	1,000	1.73%	Marriott International, 6.375%, due 06/15/17	13,027	—	13,027
Goldman Sachs	03/20/18	1,000	1.02%	Nabors Industries, Inc., 6.15%, due 02/15/18	58,931	—	58,931
Morgan Stanley & Co.	06/20/16	300	0.39%	Omnicom 5.90%, due 04/15/16	10,997	—	10,997
Deutsche Bank	06/20/18	1,000	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	1,443	—	1,443
Citigroup, Inc.	02/09/46	600	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	562,726	—	562,726
Goldman Sachs	12/20/12	500	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	8,508	—	8,508
Barclays Bank PLC	03/20/12	100	0.21%	XL Capital, Ltd., 6.50%, due 01/15/12	16,518	—	16,518

					$2,671,855	$(78,351)	$2,750,206

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$49,547,410	$494,515
Level 2 - Other Significant Observable Inputs	85,844,308	53,929
Level 2 - Other Significant Observable Inputs - Short	(43,031)	—
Level 3 - Significant Unobservable Inputs	—	568,497

Total	$135,348,687	$1,116,941

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 7/31/08	$590,925
Accrued discounts/premiums	(44)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(22,384)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 4/30/09	$568,497

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2009 categorized by risk exposure:

Derivative Fair Value at 4/30/09
Credit contracts	$925,738
Equity contracts	(6,800)
Foreign exchange contracts	(41,573)
Interest rate contracts	1,007,617

Total	$1,884,982

Target Growth Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.7%

COMMON STOCKS 94.5%

Aerospace & Defense — 3.3%
2,000	AAR Corp.*	$30,140
550	Alliant Techsystems, Inc.*	43,808
1,500	Boeing Co. (The)	60,075
16,450	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	266,819
27,211	General Dynamics Corp.	1,405,992
1,620	Honeywell International, Inc.	50,560
22,444	Lockheed Martin Corp.	1,762,527
1,525	Moog, Inc. (Class A Stock)*	40,840
2,600	MTU Aero Engines Holding AG (Germany)*	87,549
20,600	Northrop Grumman Corp.	996,010
10,000	Safran SA (France)	119,352
1,100	Teledyne Technologies, Inc.*	35,123
1,800	Thales SA (France)	74,673
8,848	United Technologies Corp.	432,136

		5,405,604

Air Freight & Couriers — 0.1%
3,600	FedEx Corp.	201,456

Airlines — 0.2%
119,300	Air New Zealand Ltd. (New Zealand)	70,862
4,900	Deutsche Lufthansa AG (Germany)	62,508
58,300	Qantas Airways Ltd. (Australia)	83,892
14,767	Singapore Airlines Ltd. (Singapore)	106,725

		323,987

Apparel — 0.1%
5,957	True Religion Apparel, Inc.*	93,882

Apparel & Textile
3,100	Hanesbrands, Inc.*	51,026

Auto Components — 0.2%
14,300	Johnson Controls, Inc.	271,843

Auto Parts & Equipment — 0.1%
8,600	Keihin Corp. (Japan)	108,045
7,300	Nifco, Inc. (Japan)	96,376

		204,421

Automobile Manufacturers — 0.5%
2,800	Daimler AG (Germany)	100,380
19,000	Fuji Heavy Industries Ltd. (Japan)	75,908
2,100	Honda Motor Co. Ltd. (Japan)	60,581
14,100	Nissan Motor Co. Ltd. (Japan)	72,916
12,500	Toyota Motor Corp. (Japan)	487,984

		797,769

Automobiles — 0.2%
16,000	Harley-Davidson, Inc.	354,560

Automotive Parts — 0.2%
325	Autoliv, Inc. (Sweden)	8,018
1,200	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	61,426
200	Georg Fischer AG (Switzerland)*	33,564
26,000	GKN PLC (United Kingdom)*	45,617
10,300	JTEKT Corp. (Japan)	98,593
17,500	Yokohama Rubber Co. Ltd. (The) (Japan)	75,771

		322,989

Banks — 0.5%
5,474	Northern Trust Corp.	297,567
30,841	Standard Chartered PLC (United Kingdom)	477,089
1,500	United Bankshares, Inc.	38,910

		813,566
Beverages — 0.7%
10,900	Greene King PLC (United Kingdom)	100,048
6,000	Molson Coors Brewing Co. (Class B Stock)	229,500
11,421	PepsiCo, Inc.	568,309
11,928	SABMiller PLC (United Kingdom)	200,009

		1,097,866
Biotechnology — 1.4%
7,286	Amgen, Inc.*	353,152
250	Bio-Rad Laboratories, Inc. (Class A Stock)*	17,423
6,060	Celgene Corp.*	258,883
8,534	Genzyme Corp.*	455,118
26,965	Gilead Sciences, Inc.*	1,234,997
1,610	Life Technologies Corp.*	60,053

		2,379,626
Broadcasting — 0.1%
24,693	British Sky Broadcasting Group PLC (United Kingdom)	175,790

Building Materials — 0.1%
35,000	Sanwa Holdings Corp. (Japan)	96,532

Business Services — 1.5%
2,735	FTI Consulting, Inc.*	150,097
5,799	ICON PLC, ADR (Ireland)*	91,856
11,217	MasterCard, Inc. (Class A Stock)	2,057,759
2,125	URS Corp.*	93,627

		2,393,339

Cable Television — 0.4%
13,290	DIRECTV Group, Inc. (The)*	328,662
14,400	Rogers Communications, Inc. (Class B Stock) (Canada)	353,815

		682,477

Capital Markets
2,275	Waddell & Reed Financial, Inc. (Class A Stock)	50,983

Chemicals — 3.9%
8,433	Air Products & Chemicals, Inc.	555,735
1,350	Airgas, Inc.	58,212
120	Arkema SA (France)	2,768
26,000	Asahi Kasei Corp. (Japan)	104,401
400	Ashland, Inc.	8,784
4,300	BASF SE (Germany)	162,272
1,345	CF Industries Holdings, Inc.	96,907
10,600	Clariant AG (Switzerland)*	59,804
35,700	Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	78,915
6,100	Eastman Chemical Co.	242,048
4,520	Ecolab, Inc.	174,246
240	Givaudan SA (Switzerland)	151,948
20,775	Huntsman Corp.	111,354
4,600	Koninklijke DSM NV (Netherlands)	142,656
5,415	Macrovision Solutions Corp.*	109,491
18,318	Monsanto Co.	1,555,015
16,000	Nippon Shokubai Co. Ltd. (Japan)	97,992
9,591	Potash Corp. of Saskatchewan, Inc. (Canada)	829,526
9,400	PPG Industries, Inc.	414,070
18,300	Praxair, Inc.	1,365,363
3,835	Terra Industries, Inc.	101,627
1,500	Valspar Corp. (The)	36,000

		6,459,134

Clothing & Apparel — 0.9%
1,500	Coach, Inc.	36,750
27,132	NIKE, Inc. (Class B Stock)	1,423,616

		1,460,366

Commercial Banks — 1.3%
6,600	Allied Irish Banks PLC (Ireland)*	8,070
14,600	Bank of Ireland (Ireland)	14,553
13,392	Bank of New York Mellon Corp. (The)	341,228
3,900	Comerica, Inc.	81,822
1,200	Cullen / Frost Bankers, Inc.	56,508
1,595	First Horizon National Corp.	18,362
28,000	KeyCorp	172,200
32,146	PNC Financial Services Group, Inc.	1,276,196
2,200	Prosperity Bancshares, Inc.	61,094
34,747	Royal Bank of Scotland Group PLC (United Kingdom)*	21,206
1,420	S&T Bancorp, Inc.	25,376
1,100	Societe Generale (France)	56,220
1,999	Trustmark Corp.	43,458
500	Verwaltungs und Privat Bank AG (Liechtenstein)	39,185

		2,215,478

Commercial Services — 0.4%
7,110	Accenture Ltd. (Class A Stock) (Bermuda)	209,247
6,130	GEO Group, Inc. (The)*	101,942
1,763	Healthcare Services Group, Inc.	31,514
2,870	Moody’s Corp.	84,722
6,010	Waste Connections, Inc.*	154,938

		582,363

Commercial Services & Supplies — 0.6%
1,535	Coinstar, Inc.*	54,631
1,550	Hillenbrand, Inc.	28,179
4,515	Monster Worldwide, Inc.*	62,307
29,595	Waste Management, Inc.	789,298

		934,415

Communication Equipment — 0.2%
48,700	Alcatel-Lucent, ADR (France)*	121,750
7,330	Juniper Networks, Inc.*	158,695

		280,445

Computer Hardware — 2.8%
23,177	Apple, Inc.*	2,916,362
43,374	Hewlett-Packard Co.	1,560,596
12,571	Logitech International SA (Switzerland)*	168,002

		4,644,960

Computer Services & Software — 0.9%
4,520	Autodesk, Inc.*	90,129
9,456	Compellent Technologies, Inc.*	105,529
3,130	Dun & Bradstreet Corp. (The)	254,782
2,060	Factset Research Systems, Inc.	110,395
1,900	Global Payments, Inc.	60,914
4,700	Hitachi Information Systems Ltd. (Japan)	83,115
3,035	Informatica Corp.*	48,257
1,630	MICROS Systems, Inc.*	34,197
9,585	Netezza Corp.*	77,543
8,400	Nuance Communications, Inc.*	112,140
11,471	SAP AG (Germany)	441,017
4,050	SRA International, Inc. (Class A Stock)*	62,330
4,400	TietoEnator Oyj (Finland)	56,526

		1,536,874

Computers — 0.1%
1,250	Research In Motion Ltd. (Canada)*	86,875

Computers & Peripherals — 1.4%
21,668	International Business Machines Corp.	2,236,354
3,330	NetApp, Inc.*	60,939

		2,297,293

Conglomerates — 0.3%
5,600	Mitsubishi Corp. (Japan)	85,743
21,675	Tyco Electronics Ltd. (Bermuda)	378,012

		463,755

Construction — 0.2%
700	Ciments Francais SA (France)	63,402
1,300	Foster Wheeler AG*	27,989
1,100	Granite Construction, Inc.	43,395
1,800	Holcim Ltd. (Switzerland)	91,300
1,200	Meritage Homes Corp.*	24,972
4,400	Pulte Homes, Inc.	50,644

		301,702

Consumer Finance — 0.1%
1,700	American Express Co.	42,874
2,925	First Cash Financial Services, Inc.*	48,087

		90,961

Consumer Products & Services — 0.8%
1,720	Avon Products, Inc.	39,147
2,186	Clorox Co.	122,525
3,110	Colgate-Palmolive Co.	183,490
59,700	Pacific Brands Ltd. (Australia)	30,371
6,732	Procter & Gamble Co. (The)	332,830
11,162	Reckitt Benckiser Group PLC (United Kingdom)	438,167
3,215	Ritchie Bros. Auctioneers, Inc. (Canada)	72,016
2,725	Scotts Miracle-Gro Co. (The) (Class A Stock)	92,023
1,200	Snap-on, Inc.	40,704
1,400	Toro Co. (The)	42,532

		1,393,805

Consumer Services — 0.2%
4,790	Apollo Group, Inc. (Class A Stock)*	301,531

Containers & Packaging — 0.1%
34,700	Amcor Ltd. (Australia)	120,795
2,747	Pactiv Corp.*	60,049
475	Silgan Holdings, Inc.	22,083

		202,927

Distribution/Wholesale — 0.1%
26,800	Marubeni Corp. (Japan)	96,743
11,000	Sumitomo Corp. (Japan)	95,143
800	Watsco, Inc.	34,360

		226,246

Diversified Financial Services — 2.6%
1,800	Affiliated Managers Group, Inc.*	102,330
28,707	Bank of America Corp.	256,353
19,200	BM&FBOVESPA SA (Brazil)	78,942
112,962	JPMorgan Chase & Co.	3,727,746
14,330	Redecard SA (Brazil)	180,357

		4,345,728

Diversified Manufacturing — 0.1%
19,800	IMI PLC (United Kingdom)	103,808
41,900	Tomkins PLC (United Kingdom)	106,969

		210,777

Diversified Operations — 0.3%
5,954	LVMH Moet Hennessy Louis Vuitton SA (France)	449,520
5,000	Mitsui & Co. Ltd. (Japan)	52,626

		502,146

Diversified Telecommunication Services — 1.7%
54,443	AT&T, Inc.	1,394,830
46,384	Verizon Communications, Inc.	1,407,290

		2,802,120

Electric — 0.3%
8,070	AES Corp. (The)*	57,055
15,567	E.ON AG (Germany)	526,429

		583,484

Electric Utilities — 1.4%
1,400	Allegheny Energy, Inc.	36,288
37,002	Edison International	1,054,927
32,200	Enel SpA (Italy)	174,540
10,200	Exelon Corp.	470,526
8,722	Fortum Oyj (Finland)	175,924
6,000	FPL Group, Inc.	322,740

		2,234,945

Electrical Equipment — 0.3%
12,705	Emerson Electric Co.	432,478
1,125	Smith (A.O.) Corp.	34,977

		467,455

Electronic Components — 0.6%
2,100	Checkpoint Systems, Inc.*	25,515
3,780	DTS, Inc.*	100,737
12,800	Flextronics International Ltd. (Singapore)*	49,664
3,700	FLIR Systems, Inc.*	82,066
12,000	Panasonic Corp. (Japan)	174,001
922	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)*	212,714
13,475	TT Electronics PLC (United Kingdom)	5,643
5,641	Universal Electronics, Inc.*	105,712
4,787	Vestas Wind Systems A/S (Denmark)*	310,731

		1,066,783

Electronic Components & Equipment — 0.3%
4,685	Coherent, Inc.*	89,015
3,404	Fanuc Ltd. (Japan)	244,030
9,500	Spectris PLC (United Kingdom)	82,437
8,800	Sumitomo Electric Industries Ltd. (Japan)	85,127

		500,609

Electronic Equipment & Instruments — 0.1%
12,100	Alps Electric Co. Ltd. (Japan)	64,414
1,060	Itron, Inc.*	48,760

		113,174

Energy Equipment & Services — 0.8%
10,964	Diamond Offshore Drilling, Inc.	793,903
28,300	Halliburton Co.	572,226

		1,366,129

Engineering/Construction — 0.1%
36,100	Downer EDI Ltd. (Australia)	131,965

Entertainment & Leisure — 1.1%
14,700	Aristocrat Leisure Ltd. (Australia)	38,460
5,445	Bally Technologies, Inc.*	142,550
12,015	Carnival PLC (United Kingdom)	330,166
2,500	DreamWorks Animation SKG, Inc. (Class A Stock)*	60,025
9,628	Hennes & Mauritz AB (Class B Stock) (Sweden)	428,637
1,900	Life Time Fitness, Inc.*	35,644
1,196	Nintendo Co. Ltd. (Japan)	319,071
4,500	OPAP SA (Greece)	138,826
1,590	Penn National Gaming, Inc.*	54,092
11,890	Shuffle Master, Inc.*	45,301
9,600	Tabcorp Holdings Ltd. (Australia)	51,977
24,000	Thomas Cook Group PLC (United Kingdom)	92,645
1,835	WMS Industries, Inc.*	58,922

		1,796,316

Environmental Services — 0.1%
27,000	Centennial Coal Co. Ltd. (Australia)	35,713
9,225	Republic Services, Inc.	193,725

		229,438

Equipment Services — 0.1%
5,200	Kyoei Steel Ltd. (Japan)	103,979

Exchange Traded Fund — 0.1%
2,900	iShares Russell 2000 Value Index Fund	132,008

Farming & Agriculture — 0.1%
25,100	AWB Ltd. (Australia)	24,352
116,366	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	66,666

		91,018

Financial - Bank & Trust — 4.2%
4,150	Astoria Financial Corp.	34,279
9,500	Australia & New Zealand Banking Group Ltd. (Australia)	109,775
13,413	Banco Bilbao Vizcaya Argentaria SA (Spain)	145,363
26,766	Banco Santander SA (Spain)	257,461
51,400	Barclays PLC (United Kingdom)	208,689
9,000	BNP Paribas (France)	473,795
23,500	Bradford & Bingley PLC (United Kingdom)*	—
8,910	Charles Schwab Corp. (The)	164,657
124,803	China Merchants Bank Co. Ltd. (Class H Stock) (China)	225,771
5,800	Credit Agricole SA (France)	84,805
5,000	Credit Suisse Group AG (Switzerland)	195,383
3,200	Danske Bank A/S (Denmark)*	35,098
800	Danvers Bancorp, Inc.	11,608
6,200	Deutsche Bank AG (Germany)	330,629
3,400	Dexia NV/SA (Belgium)*	16,490
2,600	East West Bancorp, Inc.	17,758
18,554	Goldman Sachs Group, Inc. (The)	2,384,189

710	IntercontinentalExchange, Inc.*	62,196
7,193	Julius Baer Holding AG (Switzerland)	235,964
33,752	Lloyds TSB Group PLC (United Kingdom)	54,746
19,200	Mizuho Financial Group, Inc. (Japan)	40,105
10,200	National Australia Bank Ltd. (Australia)	152,927
13,368	National Bank of Greece SA (Greece)	278,000
5,000	Natixis SA (France)	11,321
5,900	Nordea Bank AB (Sweden)	43,886
1,900	Pacific Capital Bancorp	13,186
1,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	58,609
14,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	58,061
8,400	Svenska Handelsbanken AB (Class A Stock) (Sweden)	146,332
3,100	Unione di Banche Italiane ScpA (Italy)	42,744
55,777	Wells Fargo & Co.	1,116,098

		7,009,925

Financial Services — 3.1%
260	BlackRock, Inc.	38,095
15,133	Capital One Financial Corp.	253,326
600	CME Group, Inc.	132,810
13,100	DnB NOR ASA (Norway)*	81,538
2,300	Eaton Vance Corp.	62,951
4,770	First Commonwealth Financial Corp.	41,356
2,558	Franklin Resources, Inc.	154,708
6,500	Hitachi Capital Corp. (Japan)	71,512
32,510	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	379,211
396,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	227,890
3,780	Investment Technology Group, Inc.*	86,108
10,900	Irish Life & Permanent PLC (Ireland)	27,545
2,800	Jefferies Group, Inc.*	54,796
1,800	Muenchener Rueckversicherungs AG (Germany)	248,707
78,000	Noble Group Ltd. (Hong Kong)	68,490
2,950	Raymond James Financial, Inc.	46,286
600	Student Loan Corp. (The)	28,896
47,575	U.S. Bancorp	866,816
29,095	Visa, Inc. (Class A Stock)	1,890,011
17,460	Western Union Co. (The)	292,455

		5,053,507

Food — 1.2%
11,800	Dairy Crest Group PLC (United Kingdom)	54,008
2,400	Danisco AS (Denmark)	78,600
289,120	Golden Agri-Resources Ltd. (Singapore)	72,256
21,859	Kroger Co. (The)	472,592
29,700	Marston’s PLC (United Kingdom)	74,748
29,628	Nestle SA (Switzerland)	965,776
46,600	Northern Foods PLC (United Kingdom)	42,436
650	Ralcorp Holdings, Inc.*	37,154
2,300	Suedzucker AG (Germany)	44,516
17,300	Tate & Lyle PLC (United Kingdom)	70,119
450	TreeHouse Foods, Inc.*	11,965

		1,924,170

Food & Beverage — 0.1%
2,770	Coca-Cola Co. (The)	119,249

Food & Drug Retailers — 0.5%
44,500	Safeway, Inc.	878,875

Food & Staples Retailing — 1.6%
17,440	Costco Wholesale Corp.	847,584
35,246	Wal-Mart Stores, Inc.	1,776,398

		2,623,982

Food Products — 0.2%
1,920	General Mills, Inc.	97,325
5,100	Groupe Danone (France)	242,590

		339,915

Furniture
6,300	Electrolux AB (Class B Stock) (Sweden)*	70,987

Gas Utilities
1,975	EQT Corp.	66,419

Healthcare Equipment & Services — 0.3%
16,010	Medtronic, Inc.	512,320

Healthcare Equipment & Supplies — 0.3%
5,770	Baxter International, Inc.	279,845
7,065	Cutera, Inc.*	44,368
725	Teleflex, Inc.	31,161
7,180	Thoratec Corp.*	208,651

		564,025

Healthcare Products
1,050	West Pharmaceutical Services, Inc.	34,283

Healthcare Providers & Services — 0.7%
2,675	Amedisys, Inc.*	89,720
15,300	Cardinal Health, Inc.	516,987
3,620	Express Scripts, Inc.*	231,571
3,880	Lincare Holdings, Inc.*	93,624
6,246	UnitedHealth Group, Inc.	146,906
2,000	WellPoint, Inc.*	85,520

		1,164,328

Healthcare Services — 0.5%
4,476	Aetna, Inc.	98,517
1,900	AMERIGROUP Corp.*	56,753
4,500	Astellas Pharma, Inc. (Japan)	146,471
3,643	Biogen Idec, Inc.*	176,103
4,705	Centene Corp.*	86,431
1,100	Covance, Inc.*	43,208
2,650	DENTSPLY International, Inc.	75,843
1,655	Genoptix, Inc.*	48,127
2,300	Healthways, Inc.*	23,989
2,080	MEDNAX, Inc.*	74,672
2,800	Patterson Cos., Inc.*	57,288

		887,402

Hotels, Restaurants & Leisure — 2.9%
4,480	Carnival Corp.	120,422
46,419	McDonald’s Corp.	2,473,668
4,600	Starwood Hotels & Resorts Worldwide, Inc.	95,956
15,824	Wynn Resorts Ltd.*	620,776
41,834	Yum! Brands, Inc.	1,395,164

		4,705,986

Household Durables — 0.2%
7,400	Alpine Electronics, Inc. (Japan)	59,653
1,840	Black & Decker Corp.	74,152
6,500	Fortune Brands, Inc.	255,515

		389,320

Household Products — 0.3%
10,000	Kimberly-Clark Corp.	491,400

Independent Power Producers & Energy Traders — 0.1%
13,700	Drax Group PLC (United Kingdom)	103,892

Industrial Conglomerates — 0.2%
25,352	CITIC Pacific Ltd. (Hong Kong)	37,357
16,000	General Electric Co.	202,400
1,100	Walter Energy, Inc.	25,080

		264,837

Industrial Products — 0.1%
1,700	Harsco Corp.	46,835
21,200	Kurabo Industries Ltd. (Japan)	41,274
800	Precision Castparts Corp.	59,888

		147,997

Insurance — 3.4%
900	Gallagher, ( Arthur J.) & Co.	20,232
6,391	ACE Ltd. (Switzerland)	296,031
11,800	Aegon NV (Netherlands)	59,349
32,600	Allstate Corp. (The)	760,558
1,375	Aspen Insurance Holdings Ltd. (Bermuda)	32,423
10,500	Aviva PLC (United Kingdom)	48,342
2,100	Baloise Holding AG (Switzerland)	154,164
25,300	Brit Insurance Holdings PLC (United Kingdom)	68,724
124,200	China Life Insurance Co. Ltd. (Class H Stock) (China)	438,303
1,227	Chubb Corp.	47,792
1,975	Delphi Financial Group, Inc. (Class A Stock)	34,108
15,400	Genworth Financial, Inc. (Class A Stock)	36,344
2,587	HCC Insurance Holdings, Inc.	61,881
10,500	ING Groep NV, ADR (Netherlands)	95,710
1,550	IPC Holdings Ltd. (Bermuda)	40,362
56,600	Legal & General Group PLC (United Kingdom)	48,086
45,732	MetLife, Inc.	1,360,527
49,800	Old Mutual PLC (United Kingdom)	49,616
2,900	Protective Life Corp.	24,853
1,600	Reinsurance Group of America, Inc.	50,864
1,600	State Auto Financial Corp.	25,968
4,100	Swiss Reinsurance Co. (Switzerland)	97,322

30,487	Travelers Cos., Inc. (The)	1,254,235
1,500	United Fire & Casualty Co.	28,005
7,900	Unum Group	129,086
21,100	XL Capital Ltd. (Class A Stock) (Bermuda)	200,661
1,200	Zurich Financial Services AG (Switzerland)	222,997

		5,686,543

Internet Services — 1.6%
1,300	Digital River, Inc.*	49,946
5,217	Google, Inc. (Class A Stock)*	2,065,775
15,400	Intel Corp.	243,012
1,590	NetFlix, Inc.*	72,043
890	Priceline.com, Inc.*	86,410
19,355	TIBCO Software, Inc.*	122,324

		2,639,510

Internet Software & Services — 0.8%
5,530	Akamai Technologies, Inc.*	121,771
2,960	Amazon.com, Inc.*	238,339
730	Baidu.com, Inc., ADR (China)*	170,017
13,600	eBay, Inc.*	223,992
25,476	Oracle Corp.	492,706
7,320	VeriSign, Inc.*	150,645

		1,397,470

Investment Firms
3,200	Morgan Stanley	75,648

IT Services — 0.1%
700	CACI International, Inc. (Class A Stock)*	27,685
66,400	Logica PLC (United Kingdom)	74,906

		102,591

Life Science Tools & Services — 0.1%
6,364	Thermo Fisher Scientific, Inc.*	223,249

Machinery — 0.9%
1,450	Actuant Corp. (Class A Stock)	17,777
4,000	Bucyrus International, Inc.	86,840
15,600	Caterpillar, Inc.	555,048
6,200	Cummins, Inc.	210,800
1,325	General Cable Corp.*	35,961
3,500	Heidelberger Druckmaschinen AG (Germany)	25,322
950	Kaydon Corp.	30,362
1,050	Lincoln Electric Holdings, Inc.	46,756
425	Nordson Corp.	15,419
9,500	PACCAR, Inc.	336,680
300	Rieter Holding AG (Switzerland)	44,393
1,080	Robbins & Myers, Inc.	20,466
750	Rofin-Sinar Technologies, Inc.*	15,983

		1,441,807

Machinery & Equipment — 0.5%
7,765	BHP Billiton Ltd., ADR (Australia)	373,807
6,250	Deere & Co.	257,875
9,645	Hexcel Corp.*	92,496
7,000	Kyowa Exeo Corp. (Japan)	54,583
750	Lindsay Corp.	29,182

		807,943

Machinery - Construction & Mining — 0.1%
11,749	Komatsu Ltd. (Japan)	145,224

Manufacturing — 0.2%
5,760	Danaher Corp.	336,614

Media — 0.8%
40,000	CBS Corp. (Class B Stock)	281,600
26,023	Comcast Corp. (Class A Stock)	402,316
1,900	Lagardere SCA (France)	59,647
4,191	Time Warner Cable, Inc.	135,076
16,700	Time Warner, Inc.	364,561
725	Wiley, (John) & Sons, Inc. (Class A Stock)	24,577

		1,267,777

Medical Supplies & Equipment — 0.8%
1,190	Becton, Dickinson and Co.	71,971
22,900	Boston Scientific Corp.*	192,589
8,646	Covidien Ltd.	285,145
4,300	Fresenius Medical Care AG & Co KGaA (Germany)	166,867
1,950	Quality Systems, Inc.	104,559
46,200	Smith & Nephew PLC (United Kingdom)	325,047
5,240	St. Jude Medical, Inc.*	175,645
2,665	Vital Images, Inc.*	26,996

		1,348,819

Metals & Mining — 1.2%
18,300	Alcoa, Inc.	165,981
15,300	BHP Billiton PLC, ADR (United Kingdom)	640,152
23,600	BlueScope Steel Ltd. (Australia)	40,134
1,700	Cliffs Natural Resources, Inc.	39,202
2,975	Northwest Pipe Co.*	112,842
12,736	Nucor Corp.	518,228
37,997	OZ Minerals Ltd. (Australia)	20,711
3,300	Rautaruukki Oyj (Finland)	61,402
2,025	Steel Dynamics, Inc.	25,211
7,200	ThyssenKrupp AG (Germany)	154,035
2,200	Timken Co.	35,376
4,150	United States Steel Corp.	110,182

		1,923,456

Miscellaneous Manufacturers — 0.5%
9,210	3M Co.	530,496
13,375	Tyco International Ltd.	317,790

		848,286

Miscellaneous Manufacturing
9,900	AGFA-Gevaert NV (Belgium)*	22,135

Multi-Line Insurance — 0.1%
13,700	AXA SA (France)	230,183

Multi-Line Retail — 0.2%
11,000	JC Penney Co., Inc.	337,590

Multi-Utilities — 0.5%
7,000	Dominion Resources, Inc.	211,120
14,053	Public Service Enterprise Group, Inc.	419,342
3,600	Wisconsin Energy Corp.	143,856

		774,318

Multimedia
1,700	McGraw-Hill Cos., Inc. (The)	51,255

Networking/Telecom Equipment — 0.1%
14,780	Corning, Inc.	216,084

Office Electronics — 0.3%
77,900	Xerox Corp.	475,969

Office Equipment — 0.1%
8,600	Oce NV (Netherlands)*	54,429
6,000	Ricoh Co. Ltd. (Japan)	73,190

		127,619

Oil & Gas — 0.8%
21,300	Centrica PLC (United Kingdom)	71,214
6,472	Hess Corp.	354,601
1,170	Oceaneering International, Inc.*	53,317
5,300	StatoilHydro ASA (Norway)	98,779
11,541	Total SA, ADR (France)	573,818
10,460	Weatherford International Ltd.*	173,950

		1,325,679

Oil, Gas & Consumable Fuels — 8.2%
1,408	Air Liquide SA (France)	114,567
10,086	Anadarko Petroleum Corp.	434,303
12,082	Apache Corp.	880,295
1,350	Arena Resources, Inc.*	38,705
58,800	BP PLC (United Kingdom)	415,520
2,600	Cabot Oil & Gas Corp.	78,494
4,940	Canadian Natural Resources Ltd. (Canada)	227,729
21,937	Chevron Corp.	1,450,036
1,475	Concho Resources, Inc.*	40,444
22,502	ConocoPhillips	922,582
1,465	Core Laboratories NV (Netherlands)	121,932
16,200	Cosmo Oil Co. Ltd. (Japan)	46,159
2,082	Devon Energy Corp.	107,952
11,500	ENI SpA (Italy)	246,780
8,223	Exxon Mobil Corp.	548,227
1,959	Headwaters, Inc.*	4,937
2,465	Lufkin Industries, Inc.	86,028
24,500	Marathon Oil Corp.	727,650
5,180	Nexen, Inc. (Canada)	98,938
29,500	Nippon Oil Corp. (Japan)	153,453
2,060	Noble Energy, Inc.	116,905
10,000	Norsk Hydro ASA (Norway)*	44,093
11,344	Occidental Petroleum Corp.	638,554
1,300	ONEOK, Inc.	34,021

3,225	Patterson-UTI Energy, Inc.	40,990
29,238	Petroleo Brasileiro SA, ADR (Brazil)	981,520
8,600	Repsol YPF SA (Spain)	163,466
19,300	Royal Dutch Shell PLC (Class B Stock) (Netherlands)	436,770
13,800	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)	627,900
4,173	Schlumberger Ltd. (Netherlands)	204,435
6,520	Southwestern Energy Co.*	233,807
1,900	St. Mary Land & Exploration Co.	33,953
2,000	Swift Energy Co.*	21,640
2,000	Total SA (France)	100,072
27,092	Transocean Ltd. (Switzerland)*	1,828,168
2,400	Ultra Petroleum Corp.*	102,720
21,700	Valero Energy Corp.	430,528
1,500	WGL Holdings, Inc.	46,710
18,584	XTO Energy, Inc.	644,121

		13,475,104

Other Commercial/Industrial Services — 0.1%
1,160	WW Grainger, Inc.	97,301

Paper & Forest Products
42,200	DS Smith PLC (United Kingdom)	48,149

Pharmaceuticals — 5.6%
25,621	Abbott Laboratories	1,072,239
2,860	Allergan, Inc.	133,448
10,870	American Medical Systems Holdings, Inc.*	134,462
8,100	AstraZeneca PLC (United Kingdom)	283,625
3,505	BioMarin Pharmaceutical, Inc.*	45,074
26,934	Bristol-Myers Squibb Co.	517,133
1,640	Cephalon, Inc.*	107,600
2,475	Cubist Pharmaceuticals, Inc.*	41,085
26,100	Eli Lilly & Co.	859,212
10,200	GlaxoSmithKline PLC (United Kingdom)	157,113
6,400	H. Lundbeck A/S (Denmark)	115,791
2,605	Herbalife Ltd.	51,631
19,378	Johnson & Johnson	1,014,632
6,130	Medco Health Solutions, Inc.*	266,962
12,527	Merck & Co., Inc.	303,654
8,267	Novartis AG (Switzerland)	312,892
8,600	Novo Nordisk A/S (Class B Stock) (Denmark)	409,195
1,730	Onyx Pharmaceuticals, Inc.*	44,807
1,815	Perrigo Co.	47,045
88,969	Pfizer, Inc.	1,188,626
2,800	Pharmaceutical Product Development, Inc.	54,908
2,773	Roche Holding AG (Switzerland)	349,687
5,600	Sanofi-Aventis SA (France)	324,308
16,021	Schering-Plough Corp.	368,803
3,900	Takeda Pharmaceutical Co. Ltd. (Japan)	138,410
21,106	Teva Pharmaceutical Industries Ltd., ADR (Israel)	926,342

		9,268,684

Professional Services
1,350	Watson Wyatt Worldwide, Inc. (Class A Stock)	71,618

Real Estate
45,100	Beazley Group PLC (United Kingdom)	67,145

Real Estate Investment Trusts — 0.7%
30,800	Annaly Capital Management, Inc.	433,356
4,164	AvalonBay Communities, Inc.	236,557
4,164	Boston Properties, Inc.	205,785
7,600	MFA Mortgage Investments, Inc.	44,764
3,787	Simon Property Group, Inc.	195,409
401	Walter Investment Management Corp.*	3,208

		1,119,079

Restaurants — 0.1%
6,305	BJ’s Restaurants, Inc.*	103,970
1,750	Brinker International, Inc.	31,010
2,971	Wendy’s/Arby’s Group, Inc. (Class A Stock)	14,855

		149,835

Retail — 0.1%
2,400	Aoyama Trading Co. Ltd. (Japan)	34,435
6,472	Genesco, Inc.*	147,432

		181,867

Retail & Merchandising — 3.8%
1,275	Abercrombie & Fitch Co. (Class A Stock)	34,502
8,937	Best Buy Co., Inc.	343,002
7,579	Cash America International, Inc.	169,466
4,000	Circle K Sunkus Co. Ltd. (Japan)	55,972
86,093	CVS Caremark Corp.	2,736,036
4,300	GameStop Corp. (Class A Stock)*	129,688
2,370	Kohl’s Corp.*	107,479
44,703	Lowe’s Cos., Inc.	961,114
2,700	Rallye SA (France)	54,890
1,000	School Specialty, Inc.*	18,770
2,300	Sonic Corp.*	25,116
29,348	Staples, Inc.	605,156
7,400	Target Corp.	305,324
6,246	TJX Cos., Inc.	174,701
6,000	UNY Co. Ltd. (Japan)	43,622
122,900	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	333,822
7,400	Walgreen Co.	232,582

		6,331,242

Retail - Auto Parts
1,560	Copart, Inc.*	48,968

Road & Rail — 0.4%
9,700	Burlington Northern Santa Fe Corp.	654,556

Semiconductor Components — 0.1%
113,600	ARM Holdings PLC (United Kingdom)	199,521

Semiconductors — 0.4%
2,400	ASML Holding NV (Netherlands)	50,760
6,550	Marvell Technology Group Ltd. (Bermuda)*	71,919
3,650	Microsemi Corp.*	48,983
9,205	ON Semiconductor Corp.*	49,891
3,305	OYO Geospace Corp.*	52,550
15,006	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	158,613
6,680	Varian Semiconductor Equipment Associates, Inc.*	170,941

		603,657

Semiconductors & Semiconductor Equipment — 0.2%
3,721	Advanced Energy Industries, Inc.*	31,368
2,060	Broadcom Corp. (Class A Stock)*	47,771
13,300	Texas Instruments, Inc.	240,198

		319,337

Software — 2.1%
15,000	Adobe Systems, Inc.*	410,250
3,580	ANSYS, Inc.*	98,880
6,800	BMC Software, Inc.*	235,756
29,005	CA, Inc.	500,336
5,760	Citrix Systems, Inc.*	164,333
7,648	Eclipsys Corp.*	100,954
3,930	McAfee, Inc.*	147,532
2,844	MedAssets, Inc.*	49,031
79,281	Microsoft Corp.	1,606,233
11,850	Novell, Inc.*	44,556
2,350	Sybase, Inc.*	79,806
2,725	Tyler Technologies, Inc.*	44,962

		3,482,629

Specialty Retail — 0.8%
2,955	Aaron Rents, Inc.	99,170
3,600	AutoNation, Inc.*	63,756
500	CarMax, Inc.*	6,380
15,300	Gap, Inc. (The)	237,762
27,110	Home Depot, Inc. (The)	713,535
11,100	Limited Brands, Inc.	126,762

		1,247,365

Steel Producers/Products
2,400	Voestalpine AG (Austria)	45,919

Telecommunication Services — 0.1%
1,875	Nice Systems Ltd., ADR (Israel)*	48,019
3,350	Syniverse Holdings, Inc.*	42,210

		90,229

Telecommunications — 4.4%
10,750	Amdocs Ltd. (Guernsey)*	224,998
9,320	America Movil SAB de CV (Class L Stock), ADR (Mexico)	306,162
5,500	Arris Group, Inc.*	58,685
88,200	BT Group PLC (United Kingdom)	121,550
28,012	China Mobile Ltd. (Hong Kong)	243,251
43,589	Cisco Systems, Inc.*	842,139
6,020	EMS Technologies, Inc.*	114,681
14,869	France Telecom SA (France)	330,092
30	KDDI Corp. (Japan)	134,455
5,320	MetroPCS Communications, Inc.*	90,919
95,490	MobileOne Ltd. (Singapore)	94,813
4,000	Nippon Telegraph & Telephone Corp. (Japan)	149,260
22,663	Nokia Oyj (Finland)	321,893
8,210	Nokia Oyj, ADR (Finland)	116,089

80	NTT DoCoMo, Inc. (Japan)	111,134
14,300	Portugal Telecom SGPS SA (Portugal)	109,037
43,130	QUALCOMM, Inc.	1,825,262
1,500	SBA Communications Corp. (Class A Stock)*	37,800
700	Swisscom AG (Switzerland)	182,530
121,500	Telecom Italia SpA (Italy)	153,636
23,700	Telefonica SA (Spain)	455,256
36,000	Turkcell Iletisim Hizmet A/S (Turkey)	183,964
20,614	Vivendi (France)	554,291
104,900	Vodafone Group PLC (United Kingdom)	192,803
17,790	Vodafone Group PLC, ADR (United Kingdom)	326,447

		7,281,147

Textiles & Apparel — 0.1%
4,100	Phillips-Van Heusen Corp.	119,023

Textiles, Apparel & Luxury Goods — 0.1%
11,200	Jones Apparel Group, Inc.	103,488

Tobacco — 1.0%
28,000	Altria Group, Inc.	457,240
9,271	British American Tobacco PLC (United Kingdom)	223,588
2,000	Lorillard, Inc.	126,260
24,856	Philip Morris International, Inc.	899,787

		1,706,875

Transportation — 2.0%
7,200	Canadian National Railway Co. (Canada)	291,065
4,540	Expeditors International of Washington, Inc.	157,583
3,970	Landstar System, Inc.	141,372
29,900	Neptune Orient Lines Ltd. (Singapore)	26,255
18,575	Norfolk Southern Corp.	662,756
19,908	Orient Overseas International Ltd. (Hong Kong)	57,669
15,000	Seino Holding Co. Ltd. (Japan)	81,981
37,474	Union Pacific Corp.	1,841,472
1,800	United Parcel Service, Inc. (Class B Stock)	94,212

		3,354,365

Utilities — 0.5%
4,300	American Electric Power Co., Inc.	113,434
3,500	Endesa SA (Spain)	75,262
8,848	FirstEnergy Corp.	361,883
5,700	Peabody Energy Corp.	150,423
4,778	PG&E Corp.	177,359

		878,361

Wireless Telecommunication Services — 0.1%
4,450	American Tower Corp. (Class A Stock)*	141,332

	TOTAL COMMON STOCKS (cost $170,470,505)	156,120,304

PREFERRED STOCKS 0.2%

Diversified Financial Services — 0.1%
6,700	Citigroup, Inc., 8.125%	119,126

Financial - Bank & Trust — 0.1%
	7,325	Wells Fargo & Co., Series J, 8.00%, CVT	135,512

		TOTAL PREFERRED STOCKS (cost $245,814)	254,638

	Units
RIGHTS*

Financial Services
	5,600	Fortis, expiring 03/09/14 (Belgium) (cost $0)	—

		TOTAL LONG-TERM INVESTMENTS (cost $171,223,819)	156,374,942

Shares
SHORT-TERM INVESTMENT 5.0%

AFFILIATED MONEY MARKET MUTUAL FUND

	8,184,683	Dryden Core Investment Fund - Taxable Money Market Series (cost $8,184,683)(a)	8,184,683

		TOTAL INVESTMENTS(b)—99.7% (cost $179,408,502)(c)	164,559,625
		Other assets in excess of liabilities(e)—0.3%	527,164

		NET ASSETS —100%	$165,086,789

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
GDR	Global Depositary Receipt
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of April 30, 2009, 122 securities representing $19,296,463 and 11.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	The United States federal income tax basis of the Schedule of Investments was $194,564,506; accordingly, net unrealized depreciation on investments for federal income tax purposes was $30,004,881 (gross unrealized appreciation - $12,543,216; gross unrealized depreciation - $42,548,097). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(e)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on forward foreign currency exchange contracts of:

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 06/16/09	EUR	949	$1,281,223	$1,255,372	$(25,851)
Japanese Yen,
Expiring 05/07/09	JPY	272	2,826	2,762	(64)
Mexican Peso,
Expiring 05/29/09	MXN	1,840	125,474	132,528	7,054

			$1,409,523	$1,390,662	$(18,861)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
British Pound,
Expiring 06/19/09	GBP	185	$283,522	$273,674	$9,848
Euro,
Expiring 06/16/09	EUR	1,139	1,518,141	1,506,711	11,430
Mexican Peso,
Expiring 05/29/09	MXN	8,800	626,569	633,832	(7,263)

			$2,428,232	$2,414,217	$14,015

(1)	The amount reflects fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$145,263,162	—
Level 2 - Other Significant Observable Inputs	19,296,463	$(4,846)
Level 3 - Significant Unobservable Inputs	—	—

Total	$164,559,625	$(4,846)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments. As of April 30, 2009, the Fund had two Level 3 securities with a fair value of $0.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 7/31/08	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(25,848)
Net purchases (sales)	—
Transfers in and/or out of Level 3	25,848

Balance as of 4/30/09	$—

Target Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 106.5%

COMMON STOCKS 59.8%

Aerospace 1.1%
650	Alliant Techsystems, Inc.*	$51,772
1,500	Boeing Co. (The)	60,075
17,900	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	290,338
22,537	Lockheed Martin Corp.	1,769,831
1,375	Moog, Inc. (Class A Stock)*	36,822
3,900	MTU Aero Engines Holding AG (Germany)*	131,324
9,800	Safran SA (France)	116,965
8,901	United Technologies Corp.	434,725

		2,891,852

Aerospace & Defense 1.0%
1,800	AAR Corp.*	27,126
26,289	General Dynamics Corp.	1,358,353
1,640	Honeywell International, Inc.	51,184
21,700	Northrop Grumman Corp.	1,049,195
1,000	Teledyne Technologies, Inc.*	31,930
2,300	Thales SA (France)	95,415

		2,613,203

Air Freight & Couriers 0.1%
3,500	FedEx Corp.	195,860
1,890	United Parcel Service, Inc. (Class B Stock)	98,923

		294,783

Airlines 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	44,846
10,000	Deutsche Lufthansa AG (Germany)	127,567
61,500	Qantas Airways Ltd. (Australia)	88,496
15,183	Singapore Airlines Ltd. (Singapore)	109,732

		370,641

Apparel
5,925	True Religion Apparel, Inc.*	93,378

Auto Parts & Related
1,500	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	76,783

Auto/Trucks Parts & Equipment 0.1%
9,500	Keihin Corp. (Japan)	119,352
6,700	Nifco, Inc. (Japan)	88,455

		207,807

Automobile Manufacturers 0.1%
1,500	Daimler AG (Germany)	53,775
14,000	Nissan Shatai Co. Ltd. (Japan)	87,873

		141,648

Automobiles 0.4%
17,000	Fuji Heavy Industries Ltd. (Japan)	67,917
11,000	Harley-Davidson, Inc.	243,760
2,400	Honda Motor Co. Ltd. (Japan)	69,236
16,500	Nissan Motor Co. Ltd. (Japan)	85,328
12,300	Toyota Motor Corp. (Japan)	480,176

		946,417

Automotive Components 0.1%
13,900	Johnson Controls, Inc.	264,239

Automotive Parts 0.1%
375	Autoliv, Inc.	9,251
400	Georg Fischer AG (Switzerland)*	67,128
39,500	GKN PLC (United Kingdom)	69,304
15,200	Sumitomo Electric Industries Ltd. (Japan)	147,037

		292,720

Banking 0.2%
33,678	Standard Chartered PLC (United Kingdom)	520,976

Banks
29,600	Mizuho Financial Group, Inc. (Japan)	61,829

Beverages 0.4%
2,910	Coca-Cola Co. (The)	125,276
6,300	Molson Coors Brewing Co. (Class B Stock)	240,975
11,959	PepsiCo, Inc.	595,080
11,428	SABMiller PLC (United Kingdom)	191,624

		1,152,955

Biotechnology 0.5%
7,330	Amgen, Inc.*	355,285
260	Bio-Rad Laboratories, Inc. (Class A Stock)*	18,120
3,555	BioMarin Pharmaceutical, Inc.*	45,717
6,210	Celgene Corp.*	265,291
2,930	Cubist Pharmaceuticals, Inc.*	48,638
8,782	Genzyme Corp.*	468,344
1,650	Life Technologies Corp.*	61,545

		1,262,940

Broadcasting 0.1%
27,300	British Sky Broadcasting Group PLC (United Kingdom)	194,349

Building Materials 0.1%
500	Ciments Francais SA (France)	45,287
11,000	Kurabo Industries Ltd. (Japan)	21,415
32,000	Sanwa Holdings Corp. (Japan)	88,258

		154,960

Business Services 0.1%
2,450	FTI Consulting, Inc.*	134,456

Capital Goods
1,500	Harsco Corp.	41,325

Capital Markets 0.2%
1,800	Affiliated Managers Group, Inc.*	102,330

9,040	Charles Schwab Corp. (The)	167,059
3,995	Investment Technology Group, Inc.*	91,006
3,300	Morgan Stanley	78,012
2,700	Raymond James Financial, Inc.	42,363
2,675	Waddell & Reed Financial, Inc. (Class A Stock)	59,947

		540,717

Chemicals 1.5%
8,471	Air Products & Chemicals, Inc.	558,239
1,575	Airgas, Inc.	67,914
34,000	Asahi Kasei Corp. (Japan)	136,524
4,300	BASF SE (Germany)	162,272
1,395	CF Industries Holdings, Inc.	100,510
14,800	Clariant AG (Switzerland)*	83,499
21,300	Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	47,084
6,100	Eastman Chemical Co.	242,048
4,590	Ecolab, Inc.	176,944
264	Givaudan SA (Switzerland)	167,143
21,365	Huntsman Corp.	114,516
4,400	Koninklijke DSM NV (Netherlands)	136,454
19,000	Nippon Shokubai Co. Ltd. (Japan)	116,366
9,700	PPG Industries, Inc.	427,285
17,114	Praxair, Inc.	1,276,876
3,810	Terra Industries, Inc.	100,965
1,400	Valspar Corp. (The)	33,600

		3,948,239

Clothing & Apparel 0.6%
28,498	NIKE, Inc. (Class B Stock)	1,495,290
10,000	Onward Holdings Co. Ltd. (Japan)	59,927
4,425	Phillips-Van Heusen Corp.	128,458

		1,683,675

Commercial Banks 1.0%
4,500	Allied Irish Banks PLC (Ireland)	5,502
9,300	Banco Espirito Santo SA (Portugal)	45,518
15,000	Bank of Ireland (Ireland)	14,952
11,899	Bank of New York Mellon Corp. (The)	303,187
18,300	Barclays PLC (United Kingdom)	74,300
3,800	Comerica, Inc.	79,724
1,400	Cullen / Frost Bankers, Inc.	65,926
4,775	First Commonwealth Financial Corp.	41,399
1,860	First Horizon National Corp.	21,412
27,500	KeyCorp	169,125
41,179	Lloyds TSB Group PLC (United Kingdom)	66,793
5,529	Northern Trust Corp.	300,556
33,817	PNC Financial Services Group, Inc.	1,342,535
2,575	Prosperity Bancshares, Inc.	71,508
1,470	S&T Bancorp, Inc.	26,269
1,900	Trustmark Corp.	41,306
1,400	United Bankshares, Inc.	36,316

		2,706,328

Commercial Services & Supplies 1.5%
7,180	Accenture Ltd. (Class A Stock) (Bermuda)	211,307
2,600	Adecco SA (Switzerland)	102,332
4,890	Apollo Group, Inc. (Class A Stock)*	307,826
1,528	Coinstar, Inc.*	54,382
5,300	Davis Service Group PLC (United Kingdom)	20,446
6,245	GEO Group, Inc. (The)*	103,854
2,050	Healthcare Services Group, Inc.	36,654
2,950	Moody’s Corp.	87,084
3,315	Ritchie Bros. Auctioneers, Inc. (Canada)	74,256
31,538	Visa, Inc. (Class A Stock)	2,048,709
6,232	Waste Connections, Inc.*	160,661
29,949	Waste Management, Inc.	798,740

		4,006,251

Communication Equipment 0.2%
48,800	Alcatel-Lucent, ADR (France)*	122,000
5,000	Arris Group, Inc.*	53,350
5,160	EMS Technologies, Inc.*	98,298
2,175	Nice Systems Ltd., ADR (Israel)*	55,702
8,830	Nuance Communications, Inc.*	117,880

		447,230

Computer Hardware 1.0%
20,475	Apple, Inc.*	2,576,369
11,348	Logitech International SA (Switzerland)*	151,657

		2,728,026

Computer Services & Software 0.4%
1,700	Global Payments, Inc.	54,502
3,130	Informatica Corp.*	49,767
1,905	MICROS Systems, Inc.*	39,967
12,405	Novell, Inc.*	46,643
25,790	Oracle Corp.	498,778
10,806	SAP AG (Germany)	415,451
6,700	TietoEnator Oyj (Finland)	86,074

		1,191,182

Computers 0.6%
41,771	Hewlett-Packard Co.	1,502,921

Computers & Peripherals 0.9%
8,171	Compellent Technologies, Inc.*	91,188
21,329	International Business Machines Corp.	2,201,366
3,480	NetApp, Inc.*	63,684
8,755	Netezza Corp.*	70,828

		2,427,066

Conglomerates 0.1%
30,300	Marubeni Corp. (Japan)	109,377
7,400	Mitsubishi Corp. (Japan)	113,304

		222,681

Construction 0.1%
1,525	Foster Wheeler AG (Switzerland)*	32,833
1,000	Granite Construction, Inc.	39,450
1,825	URS Corp.*	80,410

		152,693

Construction & Engineering
3,055	Northwest Pipe Co.*	115,876

Consumer Finance 0.1%
7,563	Cash America International, Inc.	169,109
3,400	First Cash Financial Services, Inc.*	55,896

		225,005

Consumer Products & Services 0.5%
1,820	Avon Products, Inc.	41,423
2,199	Clorox Co.	123,254
3,170	Colgate-Palmolive Co.	187,030
6,277	Electrolux AB (Class B Stock) (Sweden)*	70,727
55,000	Pacific Brands Ltd. (Australia)	27,980
6,954	Procter & Gamble Co. (The)	343,806
9,848	Reckitt Benckiser Group PLC (United Kingdom)	386,585
1,300	Toro Co. (The)	39,494

		1,220,299

Containers & Packaging 0.1%
16,500	Amcor Ltd. (Australia)	57,439
3,195	Pactiv Corp.*	69,843
550	Silgan Holdings, Inc.	25,569

		152,851

Distribution/Wholesale 0.1%
16,500	Sumitomo Corp. (Japan)	142,714
1,250	W.W. Grainger, Inc.	104,850

		247,564

Diversified 0.1%
7,846	BHP Billiton Ltd., ADR (Australia)	377,706

Diversified Consumer Services
1,800	Hillenbrand, Inc.	32,724

Diversified Financial Services 2.0%
19,800	BM&FBOVESPA SA (Brazil)	81,409
123,029	JPMorgan Chase & Co.	4,059,957
14,300	Redecard SA (Brazil)	179,979
56,674	Wells Fargo & Co.	1,134,047

		5,455,392

Diversified Manufacturing 0.1%
9,300	AGFA-Gevaert NV (Belgium)*	20,793
25,600	IMI PLC (United Kingdom)	134,217
54,300	Tomkins PLC (United Kingdom)	138,625

		293,635

Diversified Operations 0.2%
25,648	CITIC Pacific Ltd. (Hong Kong)	37,793
6,080	LVMH Moet Hennessy Louis Vuitton SA (France)	459,033
10,000	Mitsui & Co. Ltd. (Japan)	105,253

		602,079

Diversified Telecommunication Services 1.0%
57,572	AT&T, Inc.	1,474,995
36,488	Verizon Communications, Inc.	1,107,046

		2,582,041

Electric 0.1%
1,400	Allegheny Energy, Inc.	36,288
6,283	NRG Energy, Inc.*	112,968

		149,256

Electric Utilities 0.9%
36,132	Edison International	1,030,123
28,400	Enel SpA (Italy)	153,942
10,200	Exelon Corp.	470,526
8,901	FirstEnergy Corp.	364,051
6,000	FPL Group, Inc.	322,740

		2,341,382

Electrical Equipment 0.2%
13,436	Emerson Electric Co.	457,361
1,300	Smith (A.O.) Corp.	40,417

		497,778

Electronic Components 0.3%
11,400	Alpine Electronics, Inc. (Japan)	91,898
12,100	Alps Electric Co. Ltd. (Japan)	64,414
3,604	Fanuc Ltd. (Japan)	258,369
13,000	Flextronics International Ltd. (Singapore)*	50,440
3,400	FLIR Systems, Inc.*	75,412
963	Itron, Inc.*	44,298
966	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)*	222,865
14,100	TT Electronics PLC (United Kingdom)	5,904

		813,600

Electronic Components & Equipment
6,400	Omron Corp. (Japan)	95,072

Electronic Equipment & Instruments 0.2%
4,250	Coherent, Inc.*	80,750
21,750	Tyco Electronics Ltd. (Bermuda)	379,320

		460,070

Energy Equipment & Services 0.8%
1,025	Core Laboratories NV (Netherlands)	85,311
12,189	Diamond Offshore Drilling, Inc.	882,605
36,000	Halliburton Co.	727,920
2,512	Lufkin Industries, Inc.	87,669
3,750	OYO Geospace Corp.*	59,625
4,495	Vestas Wind Systems A/S (Denmark)*	291,777

		2,134,907

Entertainment & Leisure 0.5%
4,490	Carnival Corp.	120,691
14,248	Carnival PLC (United Kingdom)	391,528
2,600	DreamWorks Animation SKG, Inc. (Class A Stock)*	62,426
9,402	Hennes & Mauritz AB (Class B Stock) (Sweden)	418,576
1,800	Life Time Fitness, Inc.*	33,768
1,139	Nintendo Co. Ltd. (Japan)	303,864
16,200	Tabcorp Holdings Ltd. (Australia)	87,711

		1,418,564

Environmental Services 0.1%
9,360	Republic Services, Inc.	196,560

Equipment Services 0.1%
40,000	Downer EDI Ltd. (Australia)	146,222
6,900	Kyoei Steel Ltd. (Japan)	137,972

		284,194

Exchange Traded Fund 0.1%
3,100	iShares Russell 2000 Value Index Fund	141,112

Farming & Agriculture 0.9%
30,000	Altria Group, Inc.	489,900
38,400	AWB Ltd. (Australia)	37,256
154,080	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	88,272
19,531	Monsanto Co.	1,657,987

		2,273,415

Financial - Bank & Trust 1.6%
1,700	American Express Co.	42,874
3,750	Astoria Financial Corp.	30,975
8,200	Australia & New Zealand Banking Group Ltd. (Australia)	94,754
12,397	Banco Bilbao Vizcaya Argentaria SA (Spain)	134,351
42,467	Banco Santander SA (Spain)	408,485
29,059	Bank of America Corp.	259,497
9,332	BNP Paribas (France)	491,273
23,900	Bradford & Bingley PLC (United Kingdom)*	—
128,832	China Merchants Bank Co. Ltd. (Class H Stock) (China)	233,060
5,300	Credit Agricole SA (France)	77,494
6,600	Credit Saison Co. Ltd. (Japan)	73,348
5,100	Credit Suisse Group AG (Switzerland)	199,290
3,100	Danske Bank A/S (Denmark)*	34,001
850	Danvers Bancorp, Inc.	12,333
5,300	Deutsche Bank AG (Germany)	282,634
5,300	Dexia NV/SA (Belgium)	25,705
2,300	East West Bancorp, Inc.	15,709
690	IntercontinentalExchange, Inc.*	60,444
19,300	Intesa Sanpaolo SpA (Italy)*	61,487
11,100	National Australia Bank Ltd. (Australia)	166,421
13,956	National Bank of Greece SA (Greece)	290,227
6,000	Natixis SA (France)	13,585
5,700	Nordea Bank AB (Sweden)	42,399
1,700	Pacific Capital Bancorp	11,798

34,133	Royal Bank of Scotland Group PLC (United Kingdom)*	20,831
600	Student Loan Corp. (The)	28,896
18,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	74,650
5,700	Svenska Handelsbanken AB (Class A Stock) (Sweden)	99,297
9,700	Takefuji Corp. (Japan)	51,834
51,426	U.S. Bancorp	936,982
6,000	Unione di Banche Italiane ScpA (Italy)	82,730
400	Verwaltungs und Privat Bank AG (Liechtenstein)	31,348

		4,388,712

Financial Services 1.6%
7,600	Alpha Bank A.E. (Greece)*	74,027
340	BlackRock, Inc.	49,817
16,573	Capital One Financial Corp.	277,432
580	CME Group, Inc.	128,383
33,200	DnB NOR ASA (Norway)*	206,645
2,100	Eaton Vance Corp.	57,477
2,573	Franklin Resources, Inc.	155,615
15,120	Goldman Sachs Group, Inc. (The)	1,942,920
33,509	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	390,864
432,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	248,608
7,400	Irish Life & Permanent PLC (Ireland)	18,700
2,500	Jefferies Group, Inc.*	48,925
7,794	Julius Baer Holding AG (Switzerland)	255,680
3,300	Macquarie Group Ltd. (Australia)	80,294
78,000	Noble Group Ltd. (Hong Kong)	68,490
17,720	Western Union Co. (The)	296,810

		4,300,687

Financial/Business Services 0.1%
3,210	Dun & Bradstreet Corp. (The)	261,294

Food 0.8%
5,900	CSM NV (Netherlands)	74,864
1,990	General Mills, Inc.	100,873
100,700	Goodman Fielder Ltd. (Australia)	84,161
5,200	Groupe Danone (France)	247,347
21,990	Kroger Co. (The)	475,424
30,627	Nestle SA (Switzerland)	998,340
750	Ralcorp Holdings, Inc.*	42,870
3,800	Suedzucker AG (Germany)	73,548
525	TreeHouse Foods, Inc.*	13,960

		2,111,387

Food & Beverage 0.1%
12,400	Dairy Crest Group PLC (United Kingdom)	56,754
48,600	Northern Foods PLC (United Kingdom)	44,258
10,500	Tate & Lyle PLC (United Kingdom)	42,558

		143,570

Food & Drug Retailers 0.3%
47,300	Safeway, Inc.	934,175

Gaming
3,586	OPAP SA (Greece)	110,629

Gas Distribution
31,900	Centrica PLC (United Kingdom)	106,653

Healthcare Equipment & Supplies 0.5%
12,520	American Medical Systems Holdings, Inc.*	154,873
8,783	Covidien Ltd. (Bermuda)	289,663
7,305	Cutera, Inc.*	45,875
16,960	Medtronic, Inc.	542,720
850	Teleflex, Inc.	36,533
7,395	Thoratec Corp.*	214,899

		1,284,563

Healthcare Products & Services 0.1%
3,665	Biogen Idec, Inc.*	177,166
2,680	DENTSPLY International, Inc.	76,702
3,275	Patterson Cos., Inc.*	67,006
1,225	West Pharmaceutical Services, Inc.	39,996

		360,870

Healthcare Providers & Services 0.1%
2,670	Amedisys, Inc.*	89,552
4,975	Centene Corp.*	91,391
3,985	Lincare Holdings, Inc.*	96,158

		277,101

Healthcare Services 0.2%
4,429	Aetna, Inc.	97,482
1,800	AMERIGROUP Corp.*	53,766
1,000	Covance, Inc.*	39,280
1,720	Genoptix, Inc.*	50,018
2,100	Healthways, Inc.*	21,903
2,130	MEDNAX, Inc.*	76,467
6,644	UnitedHealth Group, Inc.	156,267
2,000	WellPoint, Inc.*	85,520

		580,703

Healthcare Technology 0.1%
8,194	Eclipsys Corp.*	108,161
3,040	Vital Images, Inc.*	30,795

		138,956

Home Furnishings 0.1%
3,761	DTS, Inc.*	100,230
7,000	Panasonic Corp. (Japan)	101,501
9,200	THOMSON (France)*	12,388

		214,119

Hotels, Restaurants & Leisure 1.4%
5,770	Bally Technologies, Inc.*	151,058
6,540	BJ’s Restaurants, Inc.*	107,844
46,282	McDonald’s Corp.	2,466,368
1,580	Penn National Gaming, Inc.*	53,752
14,885	Shuffle Master, Inc.*	56,712
2,025	Sonic Corp.*	22,113

4,700	Starwood Hotels & Resorts Worldwide, Inc.	98,042
3,469	Wendy’s / Arby’s Group, Inc. (Class A Stock)	17,345
1,820	WMS Industries, Inc.*	58,440
14,551	Wynn Resorts Ltd.*	570,836

		3,602,510

Household Durables 0.2%
1,980	Black & Decker Corp. (The)	79,794
6,500	Fortune Brands, Inc.	255,515
6,486	Universal Electronics, Inc.*	121,548

		456,857

Household Products 0.2%
9,500	Kimberly-Clark Corp.	466,830
2,850	Scotts Miracle-Gro Co. (The) (Class A Stock)	96,244

		563,074

Independent Power Producers & Energy Traders
12,783	Drax Group PLC (United Kingdom)	96,938

Industrial Conglomerates 0.4%
9,280	3M Co.	534,528
13,500	General Electric Co.	170,775
13,550	Tyco International Ltd.	321,948

		1,027,251

Insurance 2.3%
6,429	ACE Ltd. (Switzerland)	297,791
7,600	Aegon NV (Netherlands)	38,225
31,800	Allstate Corp. (The)	741,894
1,050	Arthur J. Gallagher & Co.	23,604
1,600	Aspen Insurance Holdings Ltd. (Bermuda)	37,728
29,500	Aviva PLC (United Kingdom)	135,819
15,000	AXA SA (France)	252,026
2,100	Baloise Holding AG (Switzerland)	154,164
47,647	Beazley Group PLC (United Kingdom)	70,938
25,700	Brit Insurance Holdings PLC (United Kingdom)	69,810
129,200	China Life Insurance Co. Ltd. (Class H Stock) (China)	455,948
1,252	Chubb Corp.	48,765
1,800	Delphi Financial Group, Inc. (Class A Stock)	31,086
12,900	Genworth Financial, Inc. (Class A Stock)	30,444
3,012	HCC Insurance Holdings, Inc.	72,047
10,200	ING Groep NV, ADR (Netherlands)	92,975
1,800	IPC Holdings Ltd. (Bermuda)	46,872
121,100	Legal & General Group PLC (United Kingdom)	102,884
45,356	MetLife, Inc.	1,349,341
1,800	Muenchener Rueckversicherungs AG (Germany)	248,707
50,900	Old Mutual PLC (United Kingdom)	50,712
2,600	Protective Life Corp.	22,282
1,400	Reinsurance Group of America, Inc.	44,506
1,400	State Auto Financial Corp.	22,722
3,900	Swiss Reinsurance Co. (Switzerland)	92,575
27,831	Travelers Cos., Inc. (The)	1,144,967
1,300	United Fire & Casualty Co.	24,271
7,800	Unum Group	127,452

21,300	XL Capital Ltd. (Class A Stock) (Cayman Islands)	202,563
1,100	Zurich Financial Services AG (Switzerland)	204,414

		6,237,532

Internet Services 1.1%
2,950	Amazon.com, Inc.*	237,534
1,200	Digital River, Inc.*	46,104
5,494	Google, Inc. (Class A Stock)*	2,175,459
1,580	NetFlix, Inc.*	71,590
860	priceline.com, Inc.*	83,497
4,150	SRA International, Inc. (Class A Stock)*	63,868
7,370	VeriSign, Inc.*	151,675

		2,829,727

Internet Software & Services 0.2%
5,650	Akamai Technologies, Inc.*	124,413
850	Baidu.com, Inc., ADR (Cayman Islands)*	197,965
13,700	eBay, Inc.*	225,639

		548,017

Iron / Steel
28,000	Nisshin Steel Co. Ltd. (Japan)	53,944

IT Services 0.1%
800	CACI International, Inc. (Class A Stock)*	31,640
93,800	Logica PLC (United Kingdom)	105,816

		137,456

Life Science Tools & Services 0.1%
5,766	ICON PLC, ADR (Ireland)*	91,334
6,389	Thermo Fisher Scientific, Inc.*	224,126

		315,460

Machinery 0.7%
1,675	Actuant Corp. (Class A Stock)	20,536
28,000	BlueScope Steel Ltd. (Australia)	47,617
4,075	Bucyrus International, Inc.	88,468
16,000	Caterpillar, Inc.	569,280
6,200	Cummins, Inc.	210,800
6,932	Deere & Co.	286,014
1,550	General Cable Corp.*	42,067
3,400	Heidelberger Druckmaschinen AG (Germany)	24,599
1,125	Kaydon Corp.	35,955
1,225	Lincoln Electric Holdings, Inc.	54,549
9,600	PACCAR, Inc.	340,224
300	Rieter Holding AG (Switzerland)	44,394
1,255	Robbins & Myers, Inc.	23,782
875	Rofin-Sinar Technologies, Inc.*	18,646
1,100	Snap-on, Inc.	37,312

		1,844,243

Machinery & Equipment
875	Lindsay Corp.	34,046
475	Nordson Corp.	17,233

		51,279

Machinery - Construction & Mining 0.1%
12,494	Komatsu Ltd. (Japan)	154,433

Manufacturing 0.2%
5,870	Danaher Corp.	343,043
9,505	Hexcel Corp.*	91,153

		434,196

Materials 0.3%
10,366	Potash Corp. of Saskatchewan, Inc. (Canada)	896,555

Media 1.0%
40,000	CBS Corp. (Class B Stock)	281,600
26,179	Comcast Corp. (Class A Stock)	404,727
14,110	DIRECTV Group, Inc. (The)*	348,940
2,200	Lagardere SCA (France)	69,065
1,700	McGraw-Hill Cos., Inc. (The)	51,255
15,700	Rogers Communications, Inc. (Class B Stock) (Canada)	385,757
4,509	Time Warner Cable, Inc.	145,325
17,966	Time Warner, Inc.	392,198
20,707	Vivendi (France)	556,792
825	Wiley, (John) & Sons, Inc. (Class A Stock)	27,968

		2,663,627

Medical Supplies & Equipment 0.4%
5,860	Baxter International, Inc.	284,210
1,160	Becton, Dickinson and Co.	70,157
23,038	Boston Scientific Corp.*	193,749
4,800	Fresenius Medical Care AG & Co KGaA (Germany)	186,270
39,500	Smith & Nephew PLC (United Kingdom)	277,908
5,290	St. Jude Medical, Inc.*	177,321

		1,189,615

Metals & Mining 0.8%
18,900	Alcoa, Inc.	171,423
15,200	BHP Billiton PLC, ADR (United Kingdom)	635,968
1,825	Cliffs Natural Resources, Inc.	42,084
39,000	Mincor Resources NL (Australia)	27,776
46,000	Mitsui Mining & Smelting Co. Ltd. (Japan)*	90,489
87,000	Nippon Light Metal Co. Ltd. (Japan)*	77,631
12,409	Nucor Corp.	504,922
23,948	OZ Minerals Ltd. (Australia)	13,053
4,189	Peabody Energy Corp.	110,548
800	Precision Castparts Corp.	59,888
3,000	Rautaruukki Oyj (Finland)	55,820
2,375	Steel Dynamics, Inc.	29,569
9,500	ThyssenKrupp AG (Germany)	203,241
2,000	Timken Co.	32,160
4,426	United States Steel Corp.	117,510
1,175	Walter Energy, Inc.	26,790

		2,198,872

Multi-Line Retail 0.1%
11,000	JC Penney Co., Inc.	337,590

Multi-Utilities 0.3%
7,000	Dominion Resources, Inc.	211,120
14,137	Public Service Enterprise Group, Inc.	421,848
3,600	Wisconsin Energy Corp.	143,856

		776,824

Office Equipment 0.2%
8,800	Oce NV (Netherlands)	55,694
7,000	Ricoh Co. Ltd. (Japan)	85,389
80,500	Xerox Corp.	491,855

		632,938

Oil & Gas 0.3%
11,641	Total SA, ADR (France)	578,791
10,600	Weatherford International Ltd. (Switzerland)*	176,278

		755,069

Oil & Gas Exploration/Production
1,700	St. Mary Land & Exploration Co.	30,379

Oil, Gas & Consumable Fuels 5.5%
1,702	Air Liquide SA (France)	138,489
10,187	Anadarko Petroleum Corp.	438,652
12,094	Apache Corp.	881,169
1,575	Arena Resources, Inc.*	45,155
400	Ashland, Inc.	8,784
63,000	BP PLC (United Kingdom)	445,200
2,400	Cabot Oil & Gas Corp.	72,456
5,500	Canadian Natural Resources Ltd. (Canada)	253,545
23,104	Chevron Corp.	1,527,174
1,725	Concho Resources, Inc.*	47,300
23,818	ConocoPhillips	976,538
14,800	Cosmo Oil Co. Ltd. (Japan)	42,170
2,094	Devon Energy Corp.	108,574
10,200	ENI SpA (Italy)	218,883
2,300	EQT Corp.	77,349
8,305	Exxon Mobil Corp.	553,694
6,584	Hess Corp.	360,737
30,000	Marathon Oil Corp.	891,000
5,440	Nexen, Inc. (Canada)	103,904
27,700	Nippon Oil Corp. (Japan)	144,089
2,040	Noble Energy, Inc.	115,770
7,600	Norsk Hydro ASA (Norway)*	33,511
11,470	Occidental Petroleum Corp.	645,646
1,240	Oceaneering International, Inc.*	56,507
1,200	ONEOK, Inc.	31,404
3,450	Patterson-UTI Energy, Inc.	43,850
30,865	Petroleo Brasileiro SA, ADR (Brazil)	1,036,138
11,200	Repsol YPF SA (Spain)	212,886
20,400	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	461,664
13,800	Royal Dutch Shell PLC, ADR (United Kingdom)	627,900
4,593	Schlumberger Ltd. (Netherlands)	225,011
6,700	Southwestern Energy Co.*	240,262

3,901	StatoilHydro ASA (Norway)	72,700
1,800	Swift Energy Co.*	19,476
3,200	Total SA (France)	160,115
29,062	Transocean Ltd.*	1,961,104
2,500	Ultra Petroleum Corp.*	107,000
22,800	Valero Energy Corp.	452,352
1,300	WGL Holdings, Inc.	40,482
19,312	XTO Energy, Inc.	669,354

		14,547,994

Pharmaceuticals 4.3%
27,005	Abbott Laboratories	1,130,159
2,940	Allergan, Inc.	137,180
4,400	Astellas Pharma, Inc. (Japan)	143,216
9,000	AstraZeneca PLC (United Kingdom)	315,139
27,272	Bristol-Myers Squibb Co.	523,622
15,000	Cardinal Health, Inc.	506,850
1,620	Cephalon, Inc.*	106,288
27,400	Eli Lilly & Co.	902,008
3,690	Express Scripts, Inc.*	236,049
28,816	Gilead Sciences, Inc.*	1,319,773
8,300	GlaxoSmithKline PLC (United Kingdom)	127,847
6,600	H. Lundbeck A/S (Denmark)	119,409
2,685	Herbalife Ltd. (Cayman Islands)	53,217
17,404	Johnson & Johnson	911,273
6,170	Medco Health Solutions, Inc.*	268,704
12,577	Merck & Co., Inc.	304,867
6,609	Novartis AG (Switzerland)	250,140
8,900	Novo Nordisk A/S (Class B Stock) (Denmark)	423,470
1,720	Onyx Pharmaceuticals, Inc.*	44,548
1,875	Perrigo Co.	48,600
90,362	Pfizer, Inc.	1,207,236
2,500	Pharmaceutical Product Development, Inc.	49,025
3,079	Roche Holding AG (Switzerland)	388,275
5,800	Sanofi-Aventis SA (France)	335,890
16,378	Schering-Plough Corp.	377,022
4,800	Takeda Pharmaceutical Co. Ltd. (Japan)	170,351
21,497	Teva Pharmaceutical Industries Ltd., ADR (Israel)	943,503

		11,343,661

Professional Services 0.1%
4,650	Monster Worldwide, Inc.*	64,170
900	School Specialty, Inc.*	16,893
1,550	Watson Wyatt Worldwide, Inc. (Class A Stock)	82,227

		163,290

Real Estate
1,100	Meritage Homes Corp.*	22,891

Real Estate Investment Trusts 0.5%
23,100	Annaly Capital Management, Inc.	325,017
4,189	AvalonBay Communities, Inc.	237,977
4,189	Boston Properties, Inc.	207,020
8,850	MFA Mortgage Investments, Inc.	52,127
4,400	Pulte Homes, Inc.	50,644
7,063	Simon Property Group, Inc.	364,451
310	Walter Investment Management Corp.*	2,480

		1,239,716

Retail 0.8%
1,900	Rallye SA (France)	38,626
8,000	UNY Co. Ltd. (Japan)	58,163
116,300	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	315,895
36,161	Wal-Mart Stores, Inc.	1,822,514

		2,235,198

Retail & Merchandising 3.0%
1,500	Abercrombie & Fitch Co. (Class A Stock)	40,590
9,047	Best Buy Co., Inc.	347,224
1,600	Brinker International, Inc.	28,352
5,300	Circle K Sunkus Co. Ltd. (Japan)	74,163
17,126	Costco Wholesale Corp.	832,324
88,734	CVS Caremark Corp.	2,819,967
4,500	GameStop Corp. (Class A Stock)*	135,720
2,490	Kohl’s Corp.*	112,921
48,525	Lowe’s Cos., Inc.	1,043,287
29,548	Staples, Inc.	609,280
7,510	Target Corp.	309,863
6,283	TJX Cos., Inc.	175,735
7,600	Walgreen Co.	238,868
39,746	Yum! Brands, Inc.	1,325,529

		8,093,823

Retail - Auto Parts
1,250	Copart, Inc.*	39,238

Road & Rail 0.3%
9,136	Burlington Northern Santa Fe Corp.	616,497
4,245	Landstar System, Inc.	151,165

		767,662

Semiconductor Components 0.1%
93,000	ARM Holdings PLC (United Kingdom)	163,340

Semiconductors 0.3%
2,500	ASML Holding NV (Netherlands)	52,875
2,140	Broadcom Corp. (Class A Stock)*	49,627
2,000	Checkpoint Systems, Inc.*	24,300
15,580	Intel Corp.	245,852
4,250	Microsemi Corp.*	57,035
9,160	ON Semiconductor Corp.*	49,647
15,658	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	165,505
13,400	Texas Instruments, Inc.	242,004

		886,845

Semiconductors & Semiconductor Equipment 0.1%
2,270	Advanced Energy Industries, Inc.*	19,136
6,860	Marvell Technology Group Ltd. (Bermuda)*	75,323
7,255	Varian Semiconductor Equipment Associates, Inc.*	185,655

		280,114

Software 2.3%
15,310	Adobe Systems, Inc.*	418,728
3,690	ANSYS, Inc.*	101,918
4,730	Autodesk, Inc.*	94,316
6,800	BMC Software, Inc.*	235,756
29,605	CA, Inc.	510,686
5,810	Citrix Systems, Inc.*	165,759
2,265	FactSet Research Systems, Inc.	121,381
6,085	Macrovision Solutions Corp.*	123,039
12,061	MasterCard, Inc. (Class A Stock)	2,212,590
4,070	McAfee, Inc.*	152,788
2,830	MedAssets, Inc.*	48,789
76,441	Microsoft Corp.	1,548,695
1,751	Quality Systems, Inc.	93,889
1,300	Research In Motion Ltd. (Canada)*	90,350
2,725	Sybase, Inc.*	92,541
18,340	TIBCO Software, Inc.*	115,909
3,175	Tyler Technologies, Inc.*	52,388

		6,179,522

Specialty Retail 0.5%
2,830	Aaron’s, Inc.	94,975
3,500	AutoNation, Inc.*	61,985
300	CarMax, Inc.*	3,828
15,300	Gap, Inc. (The)	237,762
6,203	Genesco, Inc.*	141,304
27,514	Home Depot, Inc. (The)	724,169
11,200	Limited Brands, Inc.	127,904

		1,391,927

Steel Producers/Products
2,900	Voestalpine AG (Austria)	55,485

Telecommunications 2.8%
9,900	Amdocs Ltd. (Guernsey)*	207,207
9,200	America Movil SAB de CV (Class L Stock), ADR (Mexico)	302,220
4,520	American Tower Corp. (Class A Stock)*	143,555
91,700	BT Group PLC (United Kingdom)	126,374
29,013	China Mobile Ltd. (Hong Kong)	251,944
44,198	Cisco Systems, Inc.*	853,905
15,470	Corning, Inc.	226,171
16,029	France Telecom SA (France)	355,844
7,410	Juniper Networks, Inc.*	160,427
26	KDDI Corp. (Japan)	116,528
5,540	MetroPCS Communications, Inc.*	94,679
79,170	MobileOne Ltd. (Singapore)	78,609
5,000	Nippon Telegraph & Telephone Corp. (Japan)	186,575
26,600	Nokia Oyj (Finland)	377,812
8,320	Nokia Oyj, ADR (Finland)	117,645
80	NTT DoCoMo, Inc. (Japan)	111,134
15,200	Portugal Telecom SGPS SA (Portugal)	115,900
45,348	QUALCOMM, Inc.	1,919,127
1,400	SBA Communications Corp. (Class A Stock)*	35,280

600	Swisscom AG (Switzerland)	156,454
3,900	Syniverse Holdings, Inc.*	49,140
127,800	Telecom Italia SpA (Italy)	161,603
23,000	Telefonica SA (Spain)	441,809
37,500	Turkcell Iletisim Hizmet A/S (Turkey)	191,629
135,600	Vodafone Group PLC (United Kingdom)	249,229
16,658	Vodafone Group PLC, ADR (United Kingdom)	305,674
13,000	WPP PLC (United Kingdom)	88,945

		7,425,419

Textiles, Apparel & Luxury Goods 0.1%
1,500	Coach, Inc.*	36,750
3,625	Hanesbrands, Inc.*	59,667
9,900	Jones Apparel Group, Inc.	91,476

		187,893

Tobacco Products 0.5%
10,055	British American Tobacco PLC (United Kingdom)	242,495
2,200	Lorillard, Inc.	138,886
25,080	Philip Morris International, Inc.	907,896

		1,289,277

Trading Companies & Distributors
800	Watsco, Inc.	34,360

Transportation 1.2%
7,400	Canadian National Railway Co. (Canada)	299,150
4,860	Expeditors International of Washington, Inc.	168,691
5,500	Go-Ahead Group PLC (United Kingdom)	103,329
29,000	Neptune Orient Lines Ltd. (Singapore)	25,464
19,812	Norfolk Southern Corp.	706,892
17,690	Orient Overseas International Ltd. (Bermuda)	51,244
40,463	Union Pacific Corp.	1,988,352

		3,343,122

Utilities 0.4%
8,470	AES Corp. (The)*	59,883
4,422	American Electric Power Co., Inc.	116,652
16,919	E.ON AG (Germany)	572,150
8,462	Fortum Oyj (Finland)	170,681
1,872	Headwaters, Inc.*	4,717
5,236	PG&E Corp.	194,360

		1,118,443

	TOTAL COMMON STOCKS (cost $172,861,958)	159,242,377

PREFERRED STOCKS 0.1%

Diversified Financial Services
6,800	Citigroup, Inc., 8.125%	120,904

Financial — Bank & Trust — 0.1%
7,950	Wells Fargo & Co., Series J, 8.00%, CVT	147,075

	TOTAL PREFERRED STOCKS (cost $255,952)	267,979

	Units
RIGHTS*

Financial Services
	5,000	Fortis (Coupon), expiring 03/09/14 (Belgium)	—

Food
	5,900	CSM NV, expiring 05/20/09 (Netherlands)	—

		TOTAL RIGHTS (cost $0)	—

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.9%

		Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A (original cost $361,733; purchased 06/05/06)(c)(e)
Aaa	$362	0.561%(a), 03/15/19	304,966
		Brazos Student Finance Corp., Series 1998-A, Class A2
Aaa	20	1.23%(a), 06/01/23	19,824
		Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2
Caa1	535	0.628%(a), 04/25/37	93,350
		SLM Student Loan Trust, Series 2008-9, Class A
Aaa	1,964	2.659%(a), 04/25/23	1,960,014

		TOTAL ASSET-BACKED SECURITIES (cost $2,668,979)	2,378,154

COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%

		Bank Trust Mortgage Trust, Series 1, Class G
Aaa	63	5.70%, 12/01/23	62,545
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
Aa3	202	5.364%(a), 05/25/35	131,477
		Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
AAA(d)	575	5.89%(a), 02/25/37	295,580
		Series 2006-OA11, Class A1B
Caa2	564	0.628%(a), 09/25/46	202,951
		Federal Home Loan Mortgage Corp., Series 119, Class H
Aaa	29	7.50%, 01/15/21	28,664
		Federal National Mortgage Assoc., Series 1998-73, Class MZ
Aaa	310	6.30%, 10/17/38	309,475
		Series 2000-32, Class FM
Aaa	10	1.006%(a), 10/18/30	10,020
		Series 2006-5, Class 3A2
Aaa	935	4.629%(a), 05/25/35	945,352
		FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1
Aaa	127	3.033%(a), 07/25/44	121,904
		Freddie Mac, Series 2266, Class F
Aaa	5	0.901%(a), 11/15/30	5,181
		Series 3346, Class FA
Aaa	1,984	0.681%(a), 02/15/19	1,936,700

		Government National Mortgage Assoc., Series 2000-9, Class FH
Aaa	28	0.951%(a), 02/16/30	27,691
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
Aaa	365	4.509%(a), 09/25/35	279,995
		Series 2005-AR7, Class 4A1
Aaa	754	5.344%(a), 11/25/35	490,970
		Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A
Caa1	580	0.627%(a), 07/19/46	214,191
		Series 2006-12, Class 2A2B
Ca	508	0.697%(a), 01/19/38	88,629
		Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A8
Aaa	84	0.508%(a), 08/25/36	79,773
		WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1
Aaa	716	1.062%(a), 12/25/27	506,887
		Series 2007-HY1, Class 2A3
B(d)	581	5.837%(a), 02/25/37	342,791
		Series 2007-HY2, Class 1A1
BB(d)	580	5.588%(a), 12/25/36	310,004
		Series 2007-OA3, Class 2A1A
B3	585	2.274%(a), 04/25/47	229,081

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,150,574)	6,619,861

CORPORATE BONDS 10.3%

Advertising 0.1%
		Omnicom Group, Inc., Gtd. Notes
Baa1	300	5.90%, 04/15/16	264,808

Automobile Manufacturers
		DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
A3	100	5.75%, 09/08/11	98,230

Capital Markets 0.7%
		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A2	1,300	5.75%, 10/18/16	1,197,998
A2	700	6.00%, 04/28/15	661,230

			1,859,228

Commercial Banks 0.3%
		Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,400,000; purchased 04/18/08)(c)(e)
Baa1	1,400	7.70%(a), 04/29/49	882,392

Diversified Financial Services 2.3%
		American Express Co., Sr. Unsec’d. Notes
A3	600	7.00%, 03/19/18	569,075
		Citigroup Capital XXI, Gtd. Notes
Baa3	1,400	8.30%(a), 12/21/57	851,872
		Citigroup, Inc., Jr. Sub. Notes
Ca	500	8.40%(a), 04/29/49	334,435
		Sr. Unsec’d. Notes
A3	2,100	5.50%, 04/11/13	1,871,663

		JPMorgan Chase Bank NA, Sub. Notes
Aa2	2,700	6.00%, 10/01/17	2,519,033

			6,146,078

Diversified Manufacturing 0.4%
		Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $1,000,000; purchased 08/09/06)(c)(e)
A1	1,000	1.288%(a), 08/14/09	996,783

Electronic Components 0.5%
		Electricite de France, Notes, 144A (France)
Aa3	900	6.50%, 01/26/19 (original cost $897,192; purchased 01/21/09)(c)(e)	968,821
Aa3	300	6.95%, 01/26/39 (original cost $295,653; purchased 01/21/09)(c)(e)	316,315

			1,285,136

Financial - Bank & Trust 1.7%
		American Express Bank FSB, Sr. Unsec’d. Notes
A2	400	5.50%, 04/16/13	376,109
		Bank of America Corp., Jr. Sub. Notes
B3	1,500	8.00%(a), 12/29/49	852,210
B3	900	8.125%(a), 12/29/49	511,128
		National Australia Bank Ltd., Sr. Notes, 144A (Australia) (original cost $700,000; purchased 02/01/08)(c)(e)
Aa1	700	1.691%(a), 02/08/10	699,490

		Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden) (original cost $1,999,080; purchased 02/03/09)(c)(e)
Aaa	2,000	2.80%, 02/10/12	1,994,990

			4,433,927

Financial Services 1.3%
		General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes
C	600	6.75%, 12/01/14	384,143
C	100	8.00%, 11/01/31	59,011
		Goldman Sachs Group, Inc. (The), Sub. Notes
A2	900	6.75%, 10/01/37	686,034
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)
NR	500	6.875%, 05/02/18	74,375
		Merrill Lynch & Co., Inc., Notes, MTN
A2	2,800	6.875%, 04/25/18	2,359,658

			3,563,221

Food 0.3%
		Kraft Foods, Inc., Sr. Unsec’d. Notes
Baa2	900	6.875%, 02/01/38	883,836

Healthcare Services 0.3%
		Roche Holdings, Inc., Gtd. Notes, 144A (original cost $900,000; purchased 02/20/09)(c)(e)
A2	900	3.249%(a), 02/25/11	910,417

Industrial Conglomerates 1.0%
		General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
Aa2	2,200	5.625%, 09/15/17	1,932,687

Aa2		400	5.875%, 01/14/38	276,074
			Sub. Notes, 144A
Aa3	GBP	700	6.50%(a), 09/15/67 (original cost $1,399,944; purchased 08/30/07)(c)(e)	476,352

				2,685,113

Insurance 0.1%
			American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,100,000; purchased 08/13/08)(c)(e)
A3		1,100	8.25%, 08/15/18	386,760

Medical Supplies & Equipment 0.2%
			HCA, Inc., Sr. Sec’d. Notes
B2		600	9.25%, 11/15/16	594,000

Paper & Forest Products 0.3%
			Georgia-Pacific LLC, Gtd. Notes, 144A
Ba3		300	7.00%, 01/15/15 (original cost $300,000; purchased 12/13/06)(c)(e)	285,000
Ba3		400	7.125%, 01/15/17 (original cost $400,000; purchased 12/13/06)(c)(e)	378,000

				663,000

Real Estate Investment Trust 0.1%
			Nationwide Health Properties, Inc., Sr. Unsec’d. Notes
Baa2		200	6.50%, 07/15/11	182,647

Telecommunications 0.6%
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		1,000	7.082%, 06/01/16	960,000
			Motorola, Inc., Sr. Unsec’d. Notes
Baa3		700	6.00%, 11/15/17	595,000

				1,555,000

Utilities - Electric 0.1%
			Midwest Generation LLC, Pass-Thru. Certificates
Baa3		128	8.30%, 07/02/09	125,868

			TOTAL CORPORATE BONDS (cost $33,706,151)	27,516,444

FOREIGN GOVERNMENT BONDS 0.6%

			Bundesrepublik Deutschland Bonds (Germany)
Aaa	EUR	200	6.25%, 01/04/30	339,222
			Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Ba1	BRL	1,800	12.50%, 01/05/22	845,954
			United Kingdom Gilt Bonds (United Kingdom)
AAA(d)		100	4.00%, 03/07/22	148,973
Aaa	GBP	200	5.75%, 12/07/09	305,312

			TOTAL FOREIGN GOVERNMENT BONDS (cost $1,912,523)	1,639,461

MUNICIPAL BONDS 1.8%

Arizona 0.2%
			Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Aa1		500	4.75%, 01/01/32	493,815

California 0.7%
			State of California, General Obligation Unlimited Bonds

A2	1,100	5.00%, 11/01/37	1,009,481
A2	300	5.00%, 12/01/37	275,268
A2	700	5.00%, 06/01/37	642,712

			1,927,461

Georgia 0.1%
		Georgia State Road & Tollway Authority, Revenue Bonds
Aaa	200	5.00%, 03/01/21	207,968

Illinois 0.8%
		Chicago Illinois Transit Authority, Revenue Bonds
Aa3	1,100	6.899%, 12/01/40	1,093,389
		Chicago Transit Authority, Series A, Revenue Bonds
Aa3	1,100	6.899%, 12/01/40	1,069,464

			2,162,853

		TOTAL MUNICIPAL BONDS (cost $4,992,577)	4,792,097

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 18.2%

		Federal Home Loan Mortgage Corp.
	187	5.335%(a), 09/01/35	193,299
	1,799	5.50%, 12/01/36-04/01/38	1,863,014
	295	6.00%, 04/01/16-09/01/22	311,494
		Federal National Mortgage Assoc.
	217	2.713%(a), 06/01/43	214,964
	65	4.256%(a), 05/01/36	65,260
	2,007	4.50%, 01/01/22-09/01/35	2,052,571
	221	4.572%(a), 12/01/34	226,461
	95	4.989%(a), 09/01/34	95,992
	7,724	5.00%, 02/01/19-11/01/33	7,977,547
	1,500	5.00%, TBA	1,542,657
	11,625	5.50%, 07/01/14-09/01/38	12,058,114
	6,500	5.50%, TBA	6,733,597
	11,611	6.00%, 03/01/17-12/01/38	12,150,341
	1,500	6.00%, TBA	1,567,968
		Government National Mortgage Assoc.
	8	4.125%, 10/20/27	8,493
	9	4.125%(a), 11/20/29	9,444
	45	4.50%, 08/15/33	46,517
	6	4.625%(a), 09/20/22	5,949
	300	5.00%, TBA	310,406
	1,000	6.00%, 08/15/38-10/15/38	1,044,353
	9	8.50%, 05/20/30-04/20/31	10,041

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $47,148,937)	48,488,482

U.S. TREASURY OBLIGATIONS 11.7%

		U.S. Treasury Bonds
	100	6.00%, 02/15/26	124,344
	1,700	7.25%, 08/15/22	2,294,469
	3,200	8.125%, 08/15/19	4,485,501
	6,200	8.75%, 05/15/17-08/15/20	9,038,124
	3,300	8.875%, 08/15/17	4,681,875
		U.S. Treasury Inflationary Indexed Bonds, TIPS

	200	1.625%, 01/15/15	221,107
	4,700	1.875%, 07/15/13	5,530,955
	100	2.00%, 01/15/14	116,973
	800	2.125%, 01/15/19	825,114
	1,200	2.375%, 01/15/17-01/15/25	1,331,730
	300	2.50%, 01/15/29	301,728
		U.S. Treasury Strips, IO
	1,250	7.25%, 02/15/22	731,846
	300	8.00%, 11/15/21	178,365
		U.S. Treasury Strips, PO
	2,400	8.125%, 05/15/21-08/15/21	1,452,163

		TOTAL U.S. TREASURY OBLIGATIONS (cost $31,416,315)	31,314,294

BANK LOANS(a) 0.6%

		Chrysler Financial, Term B (original cost $1,029,325; purchased 07/31/07)(c)(e)
CAA(d)	1,084	4.46%, 08/03/12	787,859
		Ford Motor Co. Term B (original cost $110,381; purchased 04/13/09)(c)(e)
CAA+(d)	110	4.14%, 12/16/13	69,214
		(original cost $378,369; purchased 12/12/06)(c)(e)
CAA+(d)	378	3.46%, 12/16/13	237,254
		TXU Corp., Term B3
B+(d)	7	3.93%, 10/10/14 (original cost $7,018; purchased 02/09/09, 04/01/09)(c)(e)	4,726
B+(d)	684	3.97%, 10/10/14 (original cost $632,551; purchased 02/01/08 - 11/06/08)(c)(e)	460,754

		TOTAL BANK LOANS (cost $2,180,027)	1,559,807

		TOTAL LONG-TERM INVESTMENTS (cost $305,293,993)	283,818,956

SHORT-TERM INVESTMENTS 6.3%

U.S. TREASURY OBLIGATIONS 0.6%

		U.S. Treasury Bills
	110	0.154%, 05/21/09	109,998
	1,570	0.157%, 05/14/09	1,569,983

		TOTAL U.S. TREASURY OBLIGATIONS (cost $1,679,981)	1,679,981

REPURCHASE AGREEMENT 1.5%

	4,000	Credit Suisse Securities LLC, 0.18%, dated 04/30/09, due 05/01/09 in the amount of $4,000,020 (cost $4,000,000; the value of collateral plus accrued interest was $4,100,453)(i)	4,000,000

	Contracts/ Notional Amount (000)#
OPTIONS PURCHASED* 0.1%

Call Options
		Interest Rate Swap Options,
	900	expiring 08/03/2009 @ 3.45%	31,556
	2,800	expiring 08/06/2009 @ 3.45%	98,175

		TOTAL OPTIONS PURCHASED (cost $41,170)	129,731

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 4.1%
10,913,920	Dryden Core Investment Fund - Taxable Money Market Series(b) (cost $10,913,920)	10,913,920

	TOTAL SHORT-TERM INVESTMENTS (cost $16,635,071)	16,723,632

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(f)—112.8% (cost $321,929,064)(h)	300,542,588

Contracts/ Notional Amount (000)#
OPTIONS WRITTEN*

Call Options
	10 Year U.S. Treasury Note Futures,
2,600	expiring 05/22/2009, Strike Price $126.00	(1,625)
	Citigroup, Inc., Equity Option,
14	expiring 09/19/2009, Strike Price $3.00	(9,520)
	Interest Rate Swap Options,
200	expiring 06/22/2009 @ 2.35%	(204)

		(11,349)

Put Options
	10 Year U.S. Treasury Note Futures,
1,600	expiring 05/22/2009, Strike Price $119.00	(5,750)
1,100	expiring 05/22/2009, Strike Price $122.00	(18,047)
	Interest Rate Swap Options,
2,600	expiring 05/22/2009 @ 2.75%	(7,339)
700	expiring 05/22/2009 @ 3.10%	(3,091)
200	expiring 06/22/2009 @ 3.50%	(567)

		(34,794)

	TOTAL OPTIONS WRITTEN (premiums received $66,106)	(46,143)

Principal Amount (000)#
SECURITIES SOLD SHORT (2.1)%
	Federal National Mortgage Assoc.
$1,000	4.50%, TBA	(1,014,375)
	Government National Mortgage Assoc.
100	5.50%, TBA	(103,875)
	U.S. Treasury Bonds
3,200	8.125%, 08/15/19	(4,485,501)

	TOTAL SECURITIES SOLD SHORT (proceeds received $5,609,542)	(5,603,751)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—110.7% (cost $316,253,416)	294,892,694
	Other liabilities in excess of other assets(j)—(10.7)%	(28,460,771)

	NET ASSETS —100%	$266,431,923

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody's or Standard & Poor's
PO	Principal Only Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IND	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of April 30, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	Indicates a variable rate security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $12,911,246. The aggregate value of $10,160,093 is approximately 3.8% of net assets.
(d)	Standard & Poor's rating.
(e)	Indicates a security that has been deemed illiquid.
(f)	As of April 30, 2009, 123 securities representing $19,936,109 and 7.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	The United States federal income tax basis of the Fund’s investments was $337,375,421; accordingly, net unrealized depreciation on investments for federal income tax purposes was $36,832,833 (gross unrealized appreciation - $14,787,570; gross unrealized depreciation - $51,620,403). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(i)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(j)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2009	Unrealized Appreciation (Depreciation)
Long Positions:
104	90 Day Euro	Mar 10	$25,071,337	$25,655,500	$584,163
55	90 Day Euro Euribor	Sep 10	17,825,912	17,846,983	21,071
2	90 Day Sterling	Jun 09	347,242	364,957	17,715
87	90 Day Sterling	Sep 09	15,254,484	15,870,804	616,320
107	90 Day Sterling	Dec 09	18,858,326	19,473,756	615,430
7	90 Day Sterling	Jun 10	1,265,140	1,268,159	3,019
73	90 Day Sterling	Sep 10	13,176,702	13,187,290	10,588
69	90 Day Sterling	Dec 10	12,414,684	12,423,869	9,185
25	5 Year U.S. Treasury Notes	Jun 09	2,955,078	2,928,516	(26,562)
24	10 Year Euro-Bund	Jun 09	3,944,973	3,890,871	(54,102)

					$1,796,827 (1)

(1)	Cash of $610,000 has been segregated to cover requirements for open futures contracts as of April 30, 2009.

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	760	$322,067	$343,897	$21,830
British Pound,
Expiring 05/21/09	GBP	157	227,131	231,956	4,825
Chinese Yuan,
Expiring 05/06/09	CNY	9,132	1,319,309	1,338,903	19,594
Expiring 07/15/09	CNY	18,805	2,759,629	2,765,998	6,369
Expiring 09/08/09	CNY	4,481	650,000	660,767	10,767
Expiring 03/29/10	CNY	9,073	1,342,860	1,344,789	1,929
Euro,
Expiring 05/14/09	EUR	1,369	1,770,510	1,811,237	40,727
Expiring 06/16/09	EUR	879	1,181,756	1,162,773	(18,983)
Japanese Yen,
Expiring 05/07/09	JPY	1,525	15,641	15,466	(175)
Malaysian Ringgitt,
Expiring 08/12/09	MYR	830	234,007	232,642	(1,365)
Mexican Peso,
Expiring 05/19/09	MXN	44	4,068	3,206	(862)
Expiring 05/29/09	MXN	620	40,004	44,656	4,652
Russian Ruble,
Expiring 05/06/09	RUB	33,713	1,193,018	1,016,380	(176,638)

			$11,060,000	$10,972,670	$(87,330)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	2,144	$989,429	$970,480	$18,949
British Pound,
Expiring 05/21/09	GBP	1,125	1,654,568	1,664,835	(10,267)
Expiring 06/19/09	GBP	239	366,280	353,558	12,722
Chinese Yuan,
Expiring 05/06/09	CNY	9,132	1,336,659	1,338,903	(2,244)
Expiring 07/15/09	CNY	21,071	3,028,000	3,099,226	(71,226)
Expiring 09/08/09	CNY	5,149	756,808	759,185	(2,377)
Expiring 03/29/10	CNY	3,155	467,800	467,609	191
Euro,
Expiring 05/07/09	EUR	2	2,820	2,845	(25)
Expiring 05/14/09	EUR	1,827	2,421,033	2,417,188	3,845
Expiring 06/08/09	EUR	1,117	1,488,818	1,477,674	11,144
Indian Rupee,
Expiring 07/06/09	IND	609	11,630	12,090	(460)
Malaysian Ringgitt,
Expiring 08/12/09	MYR	821	223,995	230,124	(6,129)
Mexican Peso,
Expiring 05/19/09	MXN	44	3,066	3,206	(140)
Expiring 05/29/09	MXN	7,070	496,750	509,226	(12,476)
Russian Ruble,
Expiring 05/06/09	RUB	33,713	1,044,640	1,016,380	28,260

			$14,292,296	$14,322,529	$(30,233)

Interest rate swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount#(000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co., Inc. (1)	12/17/23		$10,300	5.00%	3 Month LIBOR	$(1,909,945)	$(36,056)	$(1,873,889)
Morgan Stanley & Co. (1)	12/17/23		5,000	5.00%	3 Month LIBOR	(1,565,243)	78,543	(1,643,786)
Goldman Sachs & Co. (2)	01/02/12	BRL	5,600	10.15%	Brazilian interbank lending rate	(118,788)	810	(119,598)
UBS AG (2)	10/15/10	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	5,787	—	5,787
Barclays Capital, Inc. (1)	06/15/37	GBP	800	4.00%	6 Month LIBOR	(25,217)	(3,187)	(22,030)
Deutsche Bank (1)	06/15/37	GBP	700	4.25%	6 Month LIBOR	(39,387)	(17,353)	(22,034)
Goldman Sachs & Co. (1)	06/15/37	GBP	800	4.00%	6 Month LIBOR	(25,217)	(4,628)	(20,589)
Goldman Sachs & Co. (2)	09/17/11	GBP	300	4.50%	6 Month LIBOR	24,494	(4,635)	29,129
Morgan Stanley & Co. (1)	06/15/37	GBP	100	4.25%	6 Month LIBOR	(5,626)	(2,616)	(3,010)
Morgan Stanley & Co. (1)	06/15/37	GBP	300	4.00%	6 Month LIBOR	(9,457)	(1,595)	(7,862)
Merrill Lynch & Co., Inc. (2)	11/04/16	MXN	17,900	8.17%	28 day Mexican interbank rate	51,236	1,115	50,121

						$(3,617,363)	$10,398	$(3,627,761)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount#(000) (4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Credit default swaps on credit indices - Sell Protection (1):
Credit Suisse International	05/25/46	$4,396	0.11%	ABX HE AAA 06-2	$(2,988,958)	$(921,486)	$(2,067,472)
Credit Suisse International	08/25/37	800	0.09%	ABX HE AAA 07-1	(595,990)	(210,535)	(385,455)
Citigroup, Inc.	06/20/12	4,091	0.47%	Dow Jones CDX HY8 5Y Index	(314,126)	—	(314,126)
Citigroup, Inc.	06/20/12	300	2.14%	Dow Jones CDX HY8 5Y Index	(91,226)	—	(91,226)
Merrill Lynch & Co.	06/20/12	1,600	2.08%	Dow Jones CDX HY8 5Y Index	(489,135)	—	(489,135)
Morgan Stanley & Co.	12/20/15	530	0.46%	Dow Jones CDX IG5 10Y Index	(162,580)	—	(162,580)
Morgan Stanley & Co.	12/20/15	1,900	0.46%	Dow Jones CDX IG5 10Y Index	(582,322)	—	(582,322)

					$(5,224,337)	$(1,132,021)	$(4,092,316)

The Fund entered into credit default swap agreements on asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Credit default swaps—Buy Protection (2):

Counterparty	Termination Date	Notional Amount#(000) (4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	09/20/11	$100	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	$3,755	$—	$3,755
Barclays Capital, Inc.	06/20/13	644	5.00%	Dow Jones CDX HY10 Index	112,513	7,817	104,696
UBS AG	06/20/13	644	5.00%	Dow Jones CDX HY10 Index	112,512	7,488	105,024
Merrill Lynch & Co.	12/20/11	300	0.00%	Dow Jones CDX HY7 Index	276,542	58,674	217,868
Deutsche Bank	06/20/18	1,854	1.50%	Dow Jones CDX IG10 10Y Index	31,349	(27,804)	59,153
Goldman Sachs & Co.	06/20/18	2,245	1.50%	Dow Jones CDX IG10 10Y Index	37,949	(74,080)	112,029
Morgan Stanley & Co.	06/20/18	5,270	1.50%	Dow Jones CDX IG10 10Y Index	89,097	(139,892)	228,989
Deutsche Bank	06/20/13	2,245	1.55%	Dow Jones CDX IG10 5Y Index	50,152	(7,954)	58,106
Morgan Stanley & Co.	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	146,747	—	146,747
Morgan Stanley & Co.	12/20/12	2,700	0.14%	Dow Jones CDX IG5 Index	566,022	—	566,022
Barclays Capital, Inc.	12/20/11	1,300	0.75%	Dow Jones CDX IG7 Index	115,600	1,109	114,491
Barclays Capital, Inc.	12/20/17	976	0.80%	Dow Jones CDX IG9 10Y Index	60,855	11,452	49,403
Goldman Sachs & Co.	12/20/17	3,904	0.80%	Dow Jones CDX IG9 10Y Index	243,417	29,920	213,497
Merrill Lynch & Co.	12/20/17	1,952	0.80%	Dow Jones CDX IG9 10Y Index	121,709	36,005	85,704
Morgan Stanley & Co.	12/20/17	4,099	0.80%	Dow Jones CDX IG9 10Y Index	255,588	90,089	165,499
JPMorgan Chase Bank	12/20/11	943	1.65%	Dow Jones CDX XO7 Index	145,831	(7,145)	152,976
Deutsche Bank	03/20/14	300	1.25%	Embarq Corp., 7.08%, due 06/01/16	(5,704)	—	(5,704)
Deutsche Bank	03/20/14	200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(4,031)	—	(4,031)
Deutsche Bank	03/20/14	200	1.43%	Embarq Corp., 7.08%, due 06/01/16	(5,446)	31	(5,477)
Morgan Stanley & Co.	03/20/14	100	1.30%	Embarq Corp., 7.08%, due 06/01/16	(2,137)	14	(2,151)
Deutsche Bank	09/20/11	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	19,539	—	19,539
Morgan Stanley & Co.	06/20/16	300	0.39%	Omnicom Group, Inc., 5.90%, due 04/15/16	10,997	—	10,997
Goldman Sachs & Co.	12/20/12	600	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	10,209	—	10,209
Barclays Capital, Inc.	03/20/12	100	0.21%	XL Capital Ltd., 6.50%, due 01/15/12	16,519	—	16,519

					$2,409,584	$(14,276)	$2,423,860

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$150,550,712	$1,796,827
Level 2 - Other Significant Observable Inputs	149,929,331	(5,419,567)
Level 2 - Other Significant Observable Inputs - Short	(5,649,894)	—
Level 3 - Significant Unobservable Inputs	62,545	5,787

Total	$294,892,694	$(3,616,953)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 7/31/08	$75,730	$(561)
Accrued discounts/premiums	1	—
Realized gain (loss)	292	—
Change in unrealized appreciation (depreciation)	(18,844)	6,348
Net purchases (sales)	(20,922)	—
Transfers in and/or out of Level 3	26,288	—

Balance as of 4/30/09	$62,545	$5,787

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures,

forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2009 categorized by risk exposure:

Derivative Fair Value at 4/30/09
Credit contracts	$(1,668,456)
Equity contracts	(9,520)
Foreign exchange contracts	(117,563)
Interest rate contracts	(1,737,826)

Total	$(3,533,365)

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadvisers, in consultation with Prudential Investments LLC (“PI” or “Manager”), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transactions exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 22, 2009

*	Print the name and title of each signing officer under his or her signature.